Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	4.250%	5/15/35	2,645	2,616
	United States Treasury Note/Bond	4.625%	2/15/55	14,547	13,880
Total U.S. Government and Agency Obligations (Cost $16,429)					16,496
Corporate Bonds (98.2%)
Communications (11.2%)
	Alphabet Inc.	1.900%	8/15/40	3,679	2,405
	Alphabet Inc.	2.050%	8/15/50	21,865	11,879
	Alphabet Inc.	5.250%	5/15/55	3,510	3,386
	Alphabet Inc.	5.300%	5/15/65	3,200	3,062
	America Movil SAB de CV	6.125%	3/30/40	9,713	9,874
	America Movil SAB de CV	4.375%	7/16/42	6,837	5,628
	America Movil SAB de CV	4.375%	4/22/49	7,015	5,590
	AppLovin Corp.	5.950%	12/1/54	6,564	6,269
	AT&T Inc.	4.500%	5/15/35	14,386	13,523
	AT&T Inc.	5.250%	3/1/37	2,763	2,705
	AT&T Inc.	4.850%	3/1/39	8,637	7,976
	AT&T Inc.	6.000%	8/15/40	1,297	1,307
	AT&T Inc.	5.350%	9/1/40	7,653	7,262
	AT&T Inc.	3.500%	6/1/41	17,332	13,262
	AT&T Inc.	5.550%	8/15/41	3,114	3,003
	AT&T Inc.	5.150%	3/15/42	1,649	1,499
	AT&T Inc.	4.300%	12/15/42	10,493	8,672
	AT&T Inc.	4.350%	6/15/45	10,766	8,697
	AT&T Inc.	4.750%	5/15/46	12,651	10,798
[1]	AT&T Inc.	5.150%	11/15/46	7,623	6,874
	AT&T Inc.	5.450%	3/1/47	6,289	5,831
	AT&T Inc.	4.500%	3/9/48	13,772	11,163
	AT&T Inc.	4.550%	3/9/49	1,642	1,331
	AT&T Inc.	5.150%	2/15/50	2,358	2,077
	AT&T Inc.	3.650%	6/1/51	2,422	1,683
	AT&T Inc.	3.500%	9/15/53	44,225	29,385
	AT&T Inc.	3.550%	9/15/55	43,582	28,803
[2]	AT&T Inc.	6.050%	8/15/56	2,850	2,858
	AT&T Inc.	3.800%	12/1/57	18,334	12,555
	AT&T Inc.	3.650%	9/15/59	38,803	25,582
	AT&T Inc.	3.850%	6/1/60	12,493	8,484
	AT&T Inc.	3.500%	2/1/61	5,046	3,162
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	9,386	7,374
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	1,541	1,166
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	8,177	7,514
	Charter Communications Operating LLC	6.384%	10/23/35	12,859	13,206
	Charter Communications Operating LLC	5.375%	4/1/38	1,356	1,248
	Charter Communications Operating LLC	3.500%	6/1/41	4,862	3,416
	Charter Communications Operating LLC	3.500%	3/1/42	13,005	8,977
	Charter Communications Operating LLC	6.484%	10/23/45	22,199	21,313
	Charter Communications Operating LLC	5.375%	5/1/47	4,216	3,535
	Charter Communications Operating LLC	5.750%	4/1/48	13,584	11,903
	Charter Communications Operating LLC	4.800%	3/1/50	15,350	11,848
	Charter Communications Operating LLC	3.700%	4/1/51	16,948	10,860
	Charter Communications Operating LLC	3.900%	6/1/52	18,428	12,136
	Charter Communications Operating LLC	5.250%	4/1/53	5,443	4,476
	Charter Communications Operating LLC	6.834%	10/23/55	6,369	6,335
	Charter Communications Operating LLC	3.850%	4/1/61	13,753	8,466
	Charter Communications Operating LLC	4.400%	12/1/61	10,210	6,876
	Charter Communications Operating LLC	3.950%	6/30/62	13,588	8,402
	Charter Communications Operating LLC	5.500%	4/1/63	2,154	1,762
	Comcast Corp.	5.650%	6/15/35	4,669	4,810
	Comcast Corp.	4.400%	8/15/35	5,533	5,158
	Comcast Corp.	3.900%	3/1/38	6,122	5,180
	Comcast Corp.	4.600%	10/15/38	5,508	4,988
	Comcast Corp.	3.250%	11/1/39	5,865	4,473

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	3.750%	4/1/40	8,233	6,664
Comcast Corp.	4.650%	7/15/42	1,377	1,194
Comcast Corp.	4.600%	8/15/45	4,669	3,938
Comcast Corp.	3.400%	7/15/46	7,082	4,908
Comcast Corp.	3.969%	11/1/47	14,922	11,169
Comcast Corp.	4.700%	10/15/48	13,497	11,313
Comcast Corp.	3.999%	11/1/49	11,012	8,154
Comcast Corp.	3.450%	2/1/50	15,164	10,170
Comcast Corp.	2.800%	1/15/51	16,092	9,397
Comcast Corp.	2.887%	11/1/51	31,964	19,007
Comcast Corp.	2.450%	8/15/52	477	252
Comcast Corp.	5.650%	6/1/54	2,472	2,343
Comcast Corp.	2.937%	11/1/56	40,913	23,328
Comcast Corp.	4.950%	10/15/58	10,114	8,455
Comcast Corp.	2.650%	8/15/62	13,064	6,622
Comcast Corp.	2.987%	11/1/63	23,425	12,904
Comcast Corp.	5.500%	5/15/64	5,124	4,663
Discovery Communications LLC	5.000%	9/20/37	2,867	2,257
Discovery Communications LLC	6.350%	6/1/40	2,084	1,782
Electronic Arts Inc.	2.950%	2/15/51	6,350	3,855
Fox Corp.	5.476%	1/25/39	11,435	10,920
Fox Corp.	5.576%	1/25/49	3,913	3,586
Grupo Televisa SAB	6.625%	1/15/40	3,111	2,749
Grupo Televisa SAB	5.000%	5/13/45	5,764	3,864
Grupo Televisa SAB	6.125%	1/31/46	3,705	2,864
Grupo Televisa SAB	5.250%	5/24/49	2,362	1,586
Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,053	1,484
Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,891	1,695
Meta Platforms Inc.	4.450%	8/15/52	18,758	15,498
Meta Platforms Inc.	5.600%	5/15/53	4,754	4,644
Meta Platforms Inc.	5.400%	8/15/54	20,686	19,661
Meta Platforms Inc.	4.650%	8/15/62	2,182	1,798
Meta Platforms Inc.	5.750%	5/15/63	11,121	11,007
Meta Platforms Inc.	5.550%	8/15/64	16,198	15,504
NBCUniversal Media LLC	4.450%	1/15/43	7,205	6,044
Orange SA	5.375%	1/13/42	6,176	5,846
Orange SA	5.500%	2/6/44	3,974	3,809
Paramount Global	6.875%	4/30/36	4,206	4,279
Paramount Global	5.900%	10/15/40	1,095	975
Paramount Global	4.850%	7/1/42	4,278	3,335
Paramount Global	4.375%	3/15/43	13,166	9,604
Paramount Global	5.250%	4/1/44	691	531
Paramount Global	4.900%	8/15/44	4,154	3,098
Paramount Global	4.600%	1/15/45	6,296	4,623
Paramount Global	4.950%	5/19/50	5,854	4,419
Rogers Communications Inc.	7.500%	8/15/38	2,419	2,740
Rogers Communications Inc.	4.500%	3/15/42	6,705	5,586
Rogers Communications Inc.	4.500%	3/15/43	3,823	3,139
Rogers Communications Inc.	5.450%	10/1/43	6,539	6,016
Rogers Communications Inc.	5.000%	3/15/44	2,684	2,332
Rogers Communications Inc.	4.300%	2/15/48	2,878	2,247
Rogers Communications Inc.	4.350%	5/1/49	3,246	2,533
Rogers Communications Inc.	4.550%	3/15/52	13,627	10,685
Telefonica Emisiones SA	7.045%	6/20/36	3,620	3,957
Telefonica Emisiones SA	4.665%	3/6/38	4,616	4,075
Telefonica Emisiones SA	5.213%	3/8/47	11,353	9,781
Telefonica Emisiones SA	4.895%	3/6/48	8,242	6,768
Telefonica Emisiones SA	5.520%	3/1/49	7,453	6,642
TELUS Corp.	4.600%	11/16/48	6,939	5,525
Time Warner Cable LLC	6.550%	5/1/37	6,275	6,307
Time Warner Cable LLC	7.300%	7/1/38	879	935
Time Warner Cable LLC	6.750%	6/15/39	2,116	2,136
Time Warner Cable LLC	5.875%	11/15/40	2,046	1,910
Time Warner Cable LLC	5.500%	9/1/41	2,686	2,357
Time Warner Cable LLC	4.500%	9/15/42	5,860	4,501
T-Mobile USA Inc.	4.375%	4/15/40	14,911	12,939
T-Mobile USA Inc.	3.000%	2/15/41	6,883	4,926
T-Mobile USA Inc.	4.500%	4/15/50	3,425	2,758
T-Mobile USA Inc.	3.300%	2/15/51	15,670	10,186
T-Mobile USA Inc.	3.400%	10/15/52	12,175	7,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	5.650%	1/15/53	3,134	2,965
	T-Mobile USA Inc.	5.750%	1/15/54	8,087	7,743
	T-Mobile USA Inc.	6.000%	6/15/54	4,393	4,362
	T-Mobile USA Inc.	5.500%	1/15/55	8,982	8,310
	T-Mobile USA Inc.	5.250%	6/15/55	4,125	3,668
	T-Mobile USA Inc.	5.875%	11/15/55	9,835	9,592
	T-Mobile USA Inc.	3.600%	11/15/60	14,495	9,400
	T-Mobile USA Inc.	5.800%	9/15/62	110	105
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	755	627
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	3,222	2,616
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	2,949	1,942
	Uber Technologies Inc.	5.350%	9/15/54	4,639	4,226
	Verizon Communications Inc.	5.850%	9/15/35	6,227	6,462
	Verizon Communications Inc.	4.272%	1/15/36	11,019	10,013
	Verizon Communications Inc.	5.250%	3/16/37	9,658	9,480
	Verizon Communications Inc.	4.812%	3/15/39	1,138	1,051
	Verizon Communications Inc.	2.650%	11/20/40	20,864	14,409
	Verizon Communications Inc.	3.400%	3/22/41	10,865	8,219
	Verizon Communications Inc.	2.850%	9/3/41	7,724	5,358
	Verizon Communications Inc.	3.850%	11/1/42	7,011	5,500
	Verizon Communications Inc.	4.125%	8/15/46	4,047	3,172
	Verizon Communications Inc.	4.862%	8/21/46	16,453	14,339
	Verizon Communications Inc.	5.500%	3/16/47	4,085	3,870
	Verizon Communications Inc.	4.522%	9/15/48	11,234	9,246
	Verizon Communications Inc.	5.012%	4/15/49	1,745	1,563
	Verizon Communications Inc.	4.000%	3/22/50	1,871	1,395
	Verizon Communications Inc.	2.875%	11/20/50	15,123	9,177
	Verizon Communications Inc.	3.550%	3/22/51	10,035	7,001
	Verizon Communications Inc.	3.875%	3/1/52	2,753	1,999
	Verizon Communications Inc.	4.672%	3/15/55	5,076	4,178
	Verizon Communications Inc.	2.987%	10/30/56	25,639	15,008
	Verizon Communications Inc.	3.000%	11/20/60	8,695	4,981
	Verizon Communications Inc.	3.700%	3/22/61	18,066	12,130
	Vodafone Group plc	6.150%	2/27/37	6,829	7,205
	Vodafone Group plc	5.000%	5/30/38	7,299	6,890
	Vodafone Group plc	5.250%	5/30/48	966	867
	Vodafone Group plc	4.875%	6/19/49	2,311	1,932
	Vodafone Group plc	4.250%	9/17/50	13,030	9,822
	Vodafone Group plc	5.625%	2/10/53	4,549	4,163
	Vodafone Group plc	5.750%	6/28/54	12,033	11,223
	Vodafone Group plc	5.750%	2/10/63	5,093	4,619
	Vodafone Group plc	5.875%	6/28/64	7,178	6,688
	Walt Disney Co.	6.400%	12/15/35	4,628	5,130
	Walt Disney Co.	6.650%	11/15/37	7,615	8,571
	Walt Disney Co.	3.500%	5/13/40	13,460	10,813
	Walt Disney Co.	6.150%	2/15/41	3,472	3,654
	Walt Disney Co.	5.400%	10/1/43	1,505	1,474
	Walt Disney Co.	4.750%	9/15/44	6,248	5,530
	Walt Disney Co.	4.950%	10/15/45	2,377	2,141
	Walt Disney Co.	2.750%	9/1/49	16,501	10,118
	Walt Disney Co.	4.700%	3/23/50	43	37
	Walt Disney Co.	3.600%	1/13/51	19,462	13,989
	Walt Disney Co.	3.800%	5/13/60	2,734	1,928
	Warnermedia Holdings Inc.	5.050%	3/15/42	21,552	15,517
	Warnermedia Holdings Inc.	5.141%	3/15/52	42,712	27,676
	Warnermedia Holdings Inc.	5.391%	3/15/62	14,883	9,563
					1,240,389
Consumer Discretionary (5.5%)
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,725	2,373
	Alibaba Group Holding Ltd.	2.700%	2/9/41	4,266	2,928
	Alibaba Group Holding Ltd.	4.200%	12/6/47	11,516	9,139
	Alibaba Group Holding Ltd.	3.150%	2/9/51	8,067	5,186
[3]	Alibaba Group Holding Ltd.	5.625%	11/26/54	2,560	2,472
	Alibaba Group Holding Ltd.	4.400%	12/6/57	4,737	3,731
	Alibaba Group Holding Ltd.	3.250%	2/9/61	4,720	2,873
	Amazon.com Inc.	3.875%	8/22/37	16,543	14,713
	Amazon.com Inc.	2.875%	5/12/41	11,072	8,126
	Amazon.com Inc.	4.950%	12/5/44	6,535	6,182
	Amazon.com Inc.	4.050%	8/22/47	19,766	16,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	2.500%	6/3/50	17,078	10,035
	Amazon.com Inc.	3.100%	5/12/51	20,740	13,708
	Amazon.com Inc.	4.250%	8/22/57	7,465	5,965
	Amazon.com Inc.	2.700%	6/3/60	17,535	9,826
	Amazon.com Inc.	3.250%	5/12/61	15,086	9,594
[1]	American University	3.672%	4/1/49	1,026	754
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	4,130	3,022
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	9,702	5,558
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	5,968	4,103
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	805	695
	BorgWarner Inc.	4.375%	3/15/45	2,000	1,593
[1]	Brown University	2.924%	9/1/50	2,994	1,900
	Brunswick Corp.	5.100%	4/1/52	942	696
[1]	California Endowment	2.498%	4/1/51	2,788	1,589
	California Institute of Technology	4.321%	8/1/45	2,200	1,839
	California Institute of Technology	4.700%	11/1/11	895	705
[1]	Case Western Reserve University	5.405%	6/1/22	465	416
	Claremont Mckenna College	3.775%	1/1/22	1,223	758
	Darden Restaurants Inc.	4.550%	2/15/48	3,064	2,419
	Dick's Sporting Goods Inc.	4.100%	1/15/52	2,758	1,891
	DR Horton Inc.	5.500%	10/15/35	2,845	2,846
[1]	Duke University	2.682%	10/1/44	3,091	2,161
[1]	Duke University	2.757%	10/1/50	1,865	1,139
[1]	Duke University	2.832%	10/1/55	4,305	2,578
	eBay Inc.	4.000%	7/15/42	3,485	2,748
	eBay Inc.	3.650%	5/10/51	6,631	4,612
[1]	Emory University	2.969%	9/1/50	151	95
[1]	Ford Foundation	2.415%	6/1/50	837	477
[1]	Ford Foundation	2.815%	6/1/70	5,414	2,908
	Ford Motor Co.	4.750%	1/15/43	14,862	11,155
	Ford Motor Co.	7.400%	11/1/46	739	750
	Ford Motor Co.	5.291%	12/8/46	2,109	1,662
	Fortune Brands Innovations Inc.	4.500%	3/25/52	2,431	1,870
	General Motors Co.	6.600%	4/1/36	4,381	4,524
	General Motors Co.	6.250%	10/2/43	6,244	5,929
	General Motors Co.	5.200%	4/1/45	11,562	9,606
	General Motors Co.	5.400%	4/1/48	6,549	5,509
	General Motors Co.	5.950%	4/1/49	7,549	6,801
	General Motors Financial Co. Inc.	6.150%	7/15/35	5,050	5,067
[1]	George Washington University	4.300%	9/15/44	1,927	1,593
	George Washington University	4.868%	9/15/45	2,456	2,177
[1]	George Washington University	4.126%	9/15/48	3,554	2,769
[1]	Georgetown University	4.315%	4/1/49	3,540	2,793
[1]	Georgetown University	2.943%	4/1/50	77	48
	Georgetown University	5.115%	4/1/53	2,165	1,948
	Harley-Davidson Inc.	4.625%	7/28/45	1,882	1,474
	Hasbro Inc.	6.350%	3/15/40	333	333
	Hasbro Inc.	5.100%	5/15/44	2,119	1,804
	Home Depot Inc.	5.875%	12/16/36	18,320	19,365
	Home Depot Inc.	3.300%	4/15/40	10,694	8,354
	Home Depot Inc.	5.400%	9/15/40	3,904	3,851
	Home Depot Inc.	5.950%	4/1/41	1,251	1,295
	Home Depot Inc.	4.200%	4/1/43	7,019	5,839
	Home Depot Inc.	4.875%	2/15/44	4,403	3,967
	Home Depot Inc.	4.400%	3/15/45	9,000	7,574
	Home Depot Inc.	4.250%	4/1/46	10,148	8,280
	Home Depot Inc.	3.900%	6/15/47	3,694	2,835
	Home Depot Inc.	4.500%	12/6/48	3,899	3,261
	Home Depot Inc.	3.125%	12/15/49	2,482	1,623
	Home Depot Inc.	3.350%	4/15/50	13,460	9,202
	Home Depot Inc.	2.375%	3/15/51	2,536	1,390
	Home Depot Inc.	2.750%	9/15/51	7,075	4,200
	Home Depot Inc.	3.625%	4/15/52	4,688	3,316
	Home Depot Inc.	4.950%	9/15/52	8,896	7,880
	Home Depot Inc.	5.300%	6/25/54	4,538	4,244
	Home Depot Inc.	3.500%	9/15/56	4,079	2,750
	Home Depot Inc.	5.400%	6/25/64	1,523	1,419
[1]	Howard University	5.209%	10/1/52	1,806	1,538
	JD.com Inc.	4.125%	1/14/50	2,182	1,679
[1]	Johns Hopkins University	4.083%	7/1/53	2,839	2,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Johns Hopkins University	2.813%	1/1/60	2,017	1,132
	Lear Corp.	5.250%	5/15/49	4,091	3,384
	Lear Corp.	3.550%	1/15/52	340	210
	Leggett & Platt Inc.	3.500%	11/15/51	3,582	2,146
	Leland Stanford Junior University	3.647%	5/1/48	3,590	2,672
	Leland Stanford Junior University	2.413%	6/1/50	2,361	1,349
	Lowe's Cos. Inc.	5.500%	10/15/35	1,518	1,553
	Lowe's Cos. Inc.	2.800%	9/15/41	8,124	5,509
	Lowe's Cos. Inc.	4.650%	4/15/42	2,963	2,534
	Lowe's Cos. Inc.	4.250%	9/15/44	272	211
	Lowe's Cos. Inc.	4.375%	9/15/45	2,574	2,065
	Lowe's Cos. Inc.	3.700%	4/15/46	1,620	1,173
	Lowe's Cos. Inc.	4.050%	5/3/47	3,977	3,010
	Lowe's Cos. Inc.	5.125%	4/15/50	1,745	1,517
	Lowe's Cos. Inc.	3.000%	10/15/50	8,015	4,874
	Lowe's Cos. Inc.	3.500%	4/1/51	9,065	6,003
	Lowe's Cos. Inc.	4.250%	4/1/52	1,559	1,185
	Lowe's Cos. Inc.	5.625%	4/15/53	6,000	5,636
	Lowe's Cos. Inc.	5.750%	7/1/53	4,676	4,451
	Lowe's Cos. Inc.	4.450%	4/1/62	2,524	1,894
	Lowe's Cos. Inc.	5.800%	9/15/62	6,340	5,932
	Lowe's Cos. Inc.	5.850%	4/1/63	6,921	6,559
	Magna International Inc.	5.875%	6/1/35	1,100	1,107
	Marriott International Inc.	5.500%	4/15/37	7,833	7,648
	Masco Corp.	3.125%	2/15/51	2,226	1,348
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	2,414	2,170
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	691	447
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	70	38
	Massachusetts Institute of Technology	3.067%	4/1/52	2,763	1,788
	Massachusetts Institute of Technology	5.618%	6/1/55	1,750	1,747
	Massachusetts Institute of Technology	5.600%	7/1/11	2,244	2,171
	Massachusetts Institute of Technology	4.678%	7/1/14	3,168	2,557
	Massachusetts Institute of Technology	3.885%	7/1/16	1,082	728
	Mattel Inc.	5.450%	11/1/41	1,928	1,673
[1]	McDonald's Corp.	4.700%	12/9/35	1,690	1,626
[1]	McDonald's Corp.	6.300%	3/1/38	6,301	6,777
[1]	McDonald's Corp.	5.700%	2/1/39	2,659	2,708
[1]	McDonald's Corp.	4.875%	7/15/40	2,236	2,058
[1]	McDonald's Corp.	3.700%	2/15/42	3,445	2,675
[1]	McDonald's Corp.	4.600%	5/26/45	890	758
[1]	McDonald's Corp.	4.875%	12/9/45	5,000	4,429
[1]	McDonald's Corp.	4.450%	3/1/47	6,732	5,571
[1]	McDonald's Corp.	4.450%	9/1/48	5,562	4,578
[1]	McDonald's Corp.	3.625%	9/1/49	12,050	8,570
[1]	McDonald's Corp.	4.200%	4/1/50	4,124	3,210
[1]	McDonald's Corp.	5.150%	9/9/52	7,101	6,383
	McDonald's Corp.	5.450%	8/14/53	2,000	1,889
	MDC Holdings Inc.	6.000%	1/15/43	4,753	4,205
	NIKE Inc.	3.250%	3/27/40	6,908	5,343
	NIKE Inc.	3.625%	5/1/43	4,176	3,216
	NIKE Inc.	3.875%	11/1/45	5,224	4,041
	NIKE Inc.	3.375%	11/1/46	1,626	1,142
	NIKE Inc.	3.375%	3/27/50	4,655	3,191
[1]	Northeastern University	2.894%	10/1/50	1,645	1,043
[1]	Northwestern University	4.643%	12/1/44	2,774	2,546
[1]	Northwestern University	2.640%	12/1/50	2,820	1,680
[1]	Northwestern University	3.662%	12/1/57	2,987	2,093
	Owens Corning	7.000%	12/1/36	992	1,097
	Owens Corning	5.950%	6/15/54	7,155	7,028
	President & Fellows of Harvard College	4.875%	10/15/40	1,856	1,762
	President & Fellows of Harvard College	3.150%	7/15/46	1,429	993
	President & Fellows of Harvard College	2.517%	10/15/50	1,985	1,155
	President & Fellows of Harvard College	3.745%	11/15/52	3,374	2,496
	President & Fellows of Harvard College	3.300%	7/15/56	4,044	2,665
[1]	Rockefeller Foundation	2.492%	10/1/50	3,977	2,294
	Snap-on Inc.	4.100%	3/1/48	2,853	2,237
	Snap-on Inc.	3.100%	5/1/50	1,193	769
	Stanley Black & Decker Inc.	5.200%	9/1/40	126	115
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,067	1,673
	Stanley Black & Decker Inc.	2.750%	11/15/50	3,779	2,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Starbucks Corp.	4.300%	6/15/45	2,533	1,992
	Starbucks Corp.	3.750%	12/1/47	1,414	1,012
	Starbucks Corp.	4.500%	11/15/48	7,189	5,774
	Starbucks Corp.	4.450%	8/15/49	2,980	2,375
	Starbucks Corp.	3.350%	3/12/50	1,279	835
	Starbucks Corp.	3.500%	11/15/50	6,780	4,565
	Thomas Jefferson University	3.847%	11/1/57	2,942	1,971
	TJX Cos. Inc.	4.500%	4/15/50	4,143	3,538
[1]	Trustees of Boston College	3.129%	7/1/52	3,452	2,239
	Trustees of Princeton University	5.700%	3/1/39	1,973	2,069
[1]	Trustees of Princeton University	2.516%	7/1/50	2,118	1,264
	Trustees of Princeton University	4.201%	3/1/52	1,779	1,440
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	2,158	1,214
	Trustees of the University of Pennsylvania	4.674%	9/1/12	2,153	1,732
	Trustees of the University of Pennsylvania	3.610%	2/15/19	1,482	927
[1]	University of Chicago	2.547%	4/1/50	2,063	1,291
	University of Chicago	3.000%	10/1/52	393	253
[1]	University of Chicago	4.003%	10/1/53	1,757	1,338
[1]	University of Miami	4.063%	4/1/52	4,855	3,697
[1]	University of Notre Dame du Lac	3.438%	2/15/45	1,883	1,408
[1]	University of Notre Dame du Lac	3.394%	2/15/48	4,107	2,939
[1]	University of Southern California	3.028%	10/1/39	5,579	4,418
	University of Southern California	2.805%	10/1/50	606	373
[1]	University of Southern California	2.945%	10/1/51	2,078	1,301
	University of Southern California	4.976%	10/1/53	425	382
	University of Southern California	5.250%	10/1/11	2,614	2,345
[1]	Washington University	3.524%	4/15/54	8,863	6,213
	Washington University	4.349%	4/15/22	491	364
[1]	William Marsh Rice University	3.574%	5/15/45	1,250	970
[1]	William Marsh Rice University	3.774%	5/15/55	2,171	1,590
[1]	Yale University	2.402%	4/15/50	1,965	1,122
					601,745
Consumer Staples (7.2%)
	Altria Group Inc.	5.800%	2/14/39	13,937	13,772
	Altria Group Inc.	3.400%	2/4/41	7,640	5,523
	Altria Group Inc.	4.250%	8/9/42	3,326	2,629
	Altria Group Inc.	4.500%	5/2/43	2,050	1,662
	Altria Group Inc.	5.375%	1/31/44	5,740	5,285
	Altria Group Inc.	3.875%	9/16/46	9,305	6,669
	Altria Group Inc.	5.950%	2/14/49	13,280	12,889
	Altria Group Inc.	4.450%	5/6/50	1,965	1,497
	Altria Group Inc.	3.700%	2/4/51	2,027	1,366
	Altria Group Inc.	6.200%	2/14/59	35	34
	Altria Group Inc.	4.000%	2/4/61	5,564	3,806
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	30,402	29,199
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	53,940	48,608
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,353	1,299
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	6,807	6,124
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	9,857	12,402
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	13,230	13,286
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,171	1,455
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	10,403	9,640
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	890	770
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	10,241	8,508
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	18,740	18,382
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,385	2,017
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	8,914	8,891
	Archer-Daniels-Midland Co.	5.375%	9/15/35	3,033	3,095
	Archer-Daniels-Midland Co.	3.750%	9/15/47	38	28
	Archer-Daniels-Midland Co.	2.700%	9/15/51	4,945	2,919
	BAT Capital Corp.	5.625%	8/15/35	7,066	7,081
	BAT Capital Corp.	4.390%	8/15/37	15,663	13,772
	BAT Capital Corp.	7.079%	8/2/43	7,113	7,692
	BAT Capital Corp.	4.540%	8/15/47	5,840	4,614
	BAT Capital Corp.	4.758%	9/6/49	2,577	2,070
	BAT Capital Corp.	5.282%	4/2/50	1,795	1,545
	BAT Capital Corp.	5.650%	3/16/52	3,350	3,019
	BAT Capital Corp.	7.081%	8/2/53	4,502	4,889
	BAT Capital Corp.	6.250%	8/15/55	3,541	3,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brown-Forman Corp.	4.000%	4/15/38	2,194	1,891
	Brown-Forman Corp.	4.500%	7/15/45	2,560	2,170
	Campbell's Co.	3.125%	4/24/50	5,686	3,572
	Campbell's Co.	5.250%	10/13/54	1,300	1,142
	Church & Dwight Co. Inc.	3.950%	8/1/47	26	20
	Church & Dwight Co. Inc.	5.000%	6/15/52	3,333	2,912
	Coca-Cola Co.	2.500%	6/1/40	8,075	5,715
	Coca-Cola Co.	2.875%	5/5/41	2,916	2,121
	Coca-Cola Co.	4.200%	3/25/50	4,429	3,581
	Coca-Cola Co.	2.600%	6/1/50	4,974	2,989
	Coca-Cola Co.	3.000%	3/5/51	7,037	4,557
	Coca-Cola Co.	2.500%	3/15/51	9,072	5,274
	Coca-Cola Co.	5.300%	5/13/54	336	321
	Coca-Cola Co.	5.200%	1/14/55	4,581	4,296
	Coca-Cola Co.	5.400%	5/13/64	12,310	11,661
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,309	6,798
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	2,905	2,368
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	4,170	3,176
	Conagra Brands Inc.	5.300%	11/1/38	8,007	7,500
	Conagra Brands Inc.	5.400%	11/1/48	776	683
	Constellation Brands Inc.	4.500%	5/9/47	4,272	3,443
	Constellation Brands Inc.	4.100%	2/15/48	3,868	2,925
	Constellation Brands Inc.	5.250%	11/15/48	3,007	2,686
	Diageo Capital plc	5.875%	9/30/36	3,641	3,851
	Diageo Capital plc	3.875%	4/29/43	3,864	3,023
	Dollar General Corp.	4.125%	4/3/50	1,387	1,000
	Dollar General Corp.	5.500%	11/1/52	2,000	1,773
	Dollar Tree Inc.	3.375%	12/1/51	1,740	1,051
	Estee Lauder Cos. Inc.	6.000%	5/15/37	962	1,009
	Estee Lauder Cos. Inc.	4.375%	6/15/45	3,868	3,050
	Estee Lauder Cos. Inc.	4.150%	3/15/47	3,620	2,728
	Estee Lauder Cos. Inc.	3.125%	12/1/49	4,666	2,857
	Flowers Foods Inc.	6.200%	3/15/55	1,125	1,096
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	1,144	810
	General Mills Inc.	5.400%	6/15/40	707	681
	General Mills Inc.	4.150%	2/15/43	3,118	2,485
	General Mills Inc.	4.700%	4/17/48	2,085	1,745
	General Mills Inc.	3.000%	2/1/51	3,246	2,012
	Haleon US Capital LLC	4.000%	3/24/52	7,795	5,882
	Hershey Co.	3.375%	8/15/46	1,277	911
	Hershey Co.	3.125%	11/15/49	2,225	1,471
	Hershey Co.	2.650%	6/1/50	2,175	1,284
	Hormel Foods Corp.	3.050%	6/3/51	4,353	2,762
	J M Smucker Co.	6.500%	11/15/43	5,286	5,525
	J M Smucker Co.	6.500%	11/15/53	5,148	5,410
	JBS USA Holding Lux Sarl	6.500%	12/1/52	11,700	11,839
	JBS USA Holding Lux Sarl	7.250%	11/15/53	6,739	7,407
[3]	JBS USA LUX Sarl	6.375%	2/25/55	5,290	5,269
	Kellanova	4.500%	4/1/46	3,856	3,222
	Kellanova	5.750%	5/16/54	2,040	1,968
	Kenvue Inc.	5.100%	3/22/43	5,292	5,004
	Kenvue Inc.	5.050%	3/22/53	1,757	1,604
	Kenvue Inc.	5.200%	3/22/63	2,105	1,910
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,125	916
	Keurig Dr Pepper Inc.	5.085%	5/25/48	6,084	5,281
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,619	5,449
	Keurig Dr Pepper Inc.	3.350%	3/15/51	2,151	1,405
	Keurig Dr Pepper Inc.	4.500%	4/15/52	3,479	2,795
	Kimberly-Clark Corp.	6.625%	8/1/37	6,348	7,208
	Kimberly-Clark Corp.	3.200%	7/30/46	4,406	3,027
	Kimberly-Clark Corp.	2.875%	2/7/50	2,983	1,890
	Kraft Heinz Foods Co.	5.000%	7/15/35	2,884	2,796
	Kraft Heinz Foods Co.	6.875%	1/26/39	6,626	7,154
	Kraft Heinz Foods Co.	6.500%	2/9/40	3,323	3,477
	Kraft Heinz Foods Co.	5.000%	6/4/42	5,609	4,952
	Kraft Heinz Foods Co.	5.200%	7/15/45	13,157	11,688
	Kraft Heinz Foods Co.	4.375%	6/1/46	5,832	4,606
	Kraft Heinz Foods Co.	4.875%	10/1/49	11,153	9,309
	Kroger Co.	6.900%	4/15/38	3,182	3,501
	Kroger Co.	5.400%	7/15/40	2,625	2,515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	5.000%	4/15/42	1,700	1,515
	Kroger Co.	5.400%	1/15/49	7,663	6,966
	Kroger Co.	3.950%	1/15/50	4,768	3,503
	Kroger Co.	5.500%	9/15/54	14,710	13,631
	Kroger Co.	5.650%	9/15/64	8,155	7,552
	McCormick & Co. Inc.	4.200%	8/15/47	2,094	1,626
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,425	1,468
	Mead Johnson Nutrition Co.	4.600%	6/1/44	5,011	4,247
	Molson Coors Beverage Co.	5.000%	5/1/42	3,918	3,496
	Molson Coors Beverage Co.	4.200%	7/15/46	10,929	8,557
	Mondelez International Inc.	2.625%	9/4/50	10,798	6,228
	PepsiCo Inc.	4.875%	11/1/40	2,264	2,141
	PepsiCo Inc.	2.625%	10/21/41	6,380	4,397
	PepsiCo Inc.	4.000%	3/5/42	4,038	3,344
	PepsiCo Inc.	3.600%	8/13/42	336	262
	PepsiCo Inc.	4.450%	4/14/46	7,330	6,314
	PepsiCo Inc.	3.450%	10/6/46	6,425	4,672
	PepsiCo Inc.	4.000%	5/2/47	3,475	2,756
	PepsiCo Inc.	3.375%	7/29/49	4,926	3,448
	PepsiCo Inc.	2.875%	10/15/49	8,299	5,305
	PepsiCo Inc.	3.625%	3/19/50	6,979	5,109
	PepsiCo Inc.	4.200%	7/18/52	4,882	3,881
	PepsiCo Inc.	3.875%	3/19/60	1,046	759
	Philip Morris International Inc.	6.375%	5/16/38	10,407	11,300
	Philip Morris International Inc.	3.875%	8/21/42	5,457	4,323
	Philip Morris International Inc.	4.125%	3/4/43	5,576	4,533
	Philip Morris International Inc.	4.875%	11/15/43	4,967	4,432
	Philip Morris International Inc.	4.250%	11/10/44	8,373	6,921
	Procter & Gamble Co.	5.550%	3/5/37	4,915	5,230
	Procter & Gamble Co.	3.550%	3/25/40	38	32
	Procter & Gamble Co.	3.500%	10/25/47	2,452	1,827
	Procter & Gamble Co.	3.600%	3/25/50	2,796	2,093
	Reynolds American Inc.	5.700%	8/15/35	860	861
	Reynolds American Inc.	7.250%	6/15/37	5,314	5,835
	Reynolds American Inc.	6.150%	9/15/43	2,098	2,075
	Reynolds American Inc.	5.850%	8/15/45	15,707	14,775
	Sysco Corp.	5.375%	9/21/35	3,525	3,501
	Sysco Corp.	4.500%	4/1/46	2,706	2,192
	Sysco Corp.	3.300%	2/15/50	5,775	3,728
	Sysco Corp.	6.600%	4/1/50	6,324	6,683
	Sysco Corp.	3.150%	12/14/51	5,385	3,334
	Target Corp.	7.000%	1/15/38	2,582	2,951
	Target Corp.	4.000%	7/1/42	1,346	1,106
	Target Corp.	3.625%	4/15/46	3,849	2,813
	Target Corp.	3.900%	11/15/47	1,875	1,417
	Target Corp.	2.950%	1/15/52	7,780	4,792
	Target Corp.	4.800%	1/15/53	7,291	6,325
	Tyson Foods Inc.	5.150%	8/15/44	883	788
	Tyson Foods Inc.	4.550%	6/2/47	5,293	4,289
	Tyson Foods Inc.	5.100%	9/28/48	8,995	7,860
[1]	Unilever Capital Corp.	2.625%	8/12/51	5,988	3,550
	Walmart Inc.	5.250%	9/1/35	7,788	8,104
	Walmart Inc.	6.500%	8/15/37	5,496	6,239
	Walmart Inc.	6.200%	4/15/38	3,203	3,545
	Walmart Inc.	3.950%	6/28/38	3,000	2,686
	Walmart Inc.	2.500%	9/22/41	7,236	4,996
	Walmart Inc.	4.000%	4/11/43	1,201	996
	Walmart Inc.	4.300%	4/22/44	2,518	2,178
	Walmart Inc.	4.050%	6/29/48	9,176	7,452
	Walmart Inc.	2.950%	9/24/49	6,100	3,977
	Walmart Inc.	4.500%	9/9/52	10,000	8,577
	Walmart Inc.	4.500%	4/15/53	9,808	8,425
					798,251
Energy (9.0%)
	Apache Corp.	6.000%	1/15/37	2,715	2,568
	Apache Corp.	5.100%	9/1/40	3,387	2,713
	Apache Corp.	5.350%	7/1/49	2,077	1,607
	Baker Hughes Holdings LLC	5.125%	9/15/40	6,394	5,997
	Baker Hughes Holdings LLC	4.080%	12/15/47	7,627	5,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.060%	6/17/41	13,467	9,673
	BP Capital Markets America Inc.	3.000%	2/24/50	17,738	11,118
	BP Capital Markets America Inc.	2.772%	11/10/50	8,978	5,325
	BP Capital Markets America Inc.	2.939%	6/4/51	20,653	12,599
	BP Capital Markets America Inc.	3.379%	2/8/61	2,199	1,368
	Canadian Natural Resources Ltd.	6.250%	3/15/38	7,447	7,479
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	6,703	5,467
	Cenovus Energy Inc.	5.250%	6/15/37	2,646	2,456
	Cenovus Energy Inc.	6.750%	11/15/39	905	951
	Cenovus Energy Inc.	5.400%	6/15/47	4,811	4,141
	Cenovus Energy Inc.	3.750%	2/15/52	3,191	2,083
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	9,483	7,554
	Chevron Corp.	3.078%	5/11/50	6,221	4,058
	Chevron USA Inc.	5.250%	11/15/43	3,107	2,956
	Chevron USA Inc.	2.343%	8/12/50	1,940	1,074
	ConocoPhillips	6.500%	2/1/39	10,721	11,654
	ConocoPhillips Co.	3.758%	3/15/42	6,184	4,820
	ConocoPhillips Co.	4.300%	11/15/44	7,686	6,200
	ConocoPhillips Co.	3.800%	3/15/52	10,086	7,077
	ConocoPhillips Co.	5.300%	5/15/53	7,797	6,967
	ConocoPhillips Co.	5.500%	1/15/55	2,096	1,933
	ConocoPhillips Co.	4.025%	3/15/62	15,048	10,444
	ConocoPhillips Co.	5.700%	9/15/63	4,995	4,600
	ConocoPhillips Co.	5.650%	1/15/65	3,103	2,862
	Continental Resources Inc.	4.900%	6/1/44	3,757	2,884
	Coterra Energy Inc.	5.900%	2/15/55	3,330	3,001
	Devon Energy Corp.	5.600%	7/15/41	3,267	2,929
	Devon Energy Corp.	4.750%	5/15/42	2,731	2,203
	Devon Energy Corp.	5.000%	6/15/45	2,944	2,379
	Devon Energy Corp.	5.750%	9/15/54	4,587	3,997
	Diamondback Energy Inc.	4.250%	3/15/52	5,924	4,330
	Diamondback Energy Inc.	5.750%	4/18/54	10,808	9,691
	Diamondback Energy Inc.	5.900%	4/18/64	6,294	5,631
	Eastern Energy Gas Holdings LLC	5.650%	10/15/54	6,264	5,821
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	935	771
	Enbridge Inc.	4.500%	6/10/44	3,181	2,549
	Enbridge Inc.	5.500%	12/1/46	6,659	6,141
	Enbridge Inc.	4.000%	11/15/49	2,552	1,844
	Enbridge Inc.	3.400%	8/1/51	11,726	7,475
	Enbridge Inc.	6.700%	11/15/53	11,024	11,565
	Energy Transfer LP	6.625%	10/15/36	1,607	1,690
[1]	Energy Transfer LP	5.800%	6/15/38	1,272	1,245
	Energy Transfer LP	6.050%	6/1/41	4,692	4,547
	Energy Transfer LP	6.100%	2/15/42	1,106	1,063
	Energy Transfer LP	4.950%	1/15/43	121	101
	Energy Transfer LP	5.300%	4/1/44	7,864	6,819
	Energy Transfer LP	5.150%	3/15/45	9,215	7,837
	Energy Transfer LP	6.125%	12/15/45	6,001	5,710
	Energy Transfer LP	5.300%	4/15/47	7,282	6,193
	Energy Transfer LP	5.400%	10/1/47	5,302	4,570
	Energy Transfer LP	6.000%	6/15/48	7,835	7,282
	Energy Transfer LP	6.250%	4/15/49	3,558	3,394
	Energy Transfer LP	5.000%	5/15/50	12,929	10,442
	Energy Transfer LP	5.950%	5/15/54	12,630	11,521
	Energy Transfer LP	6.050%	9/1/54	8,346	7,719
	Energy Transfer LP	6.200%	4/1/55	4,694	4,435
	Enterprise Products Operating LLC	5.950%	2/1/41	1,711	1,725
	Enterprise Products Operating LLC	5.700%	2/15/42	5,764	5,625
	Enterprise Products Operating LLC	4.850%	8/15/42	8,251	7,319
	Enterprise Products Operating LLC	4.450%	2/15/43	6,111	5,133
	Enterprise Products Operating LLC	4.850%	3/15/44	6,059	5,320
	Enterprise Products Operating LLC	5.100%	2/15/45	7,278	6,561
	Enterprise Products Operating LLC	4.250%	2/15/48	9,256	7,258
	Enterprise Products Operating LLC	4.800%	2/1/49	6,834	5,772
	Enterprise Products Operating LLC	4.200%	1/31/50	8,588	6,573
	Enterprise Products Operating LLC	3.200%	2/15/52	8,232	5,204
	Enterprise Products Operating LLC	3.300%	2/15/53	8,159	5,212
	Enterprise Products Operating LLC	4.950%	10/15/54	2,661	2,232
	Enterprise Products Operating LLC	5.550%	2/16/55	5,071	4,737
	Enterprise Products Operating LLC	3.950%	1/31/60	1,370	959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EOG Resources Inc.	4.950%	4/15/50	4,892	4,226
	EOG Resources Inc.	5.650%	12/1/54	1,447	1,371
	Exxon Mobil Corp.	2.995%	8/16/39	6,470	4,952
	Exxon Mobil Corp.	4.227%	3/19/40	14,725	12,899
	Exxon Mobil Corp.	3.567%	3/6/45	4,874	3,642
	Exxon Mobil Corp.	4.114%	3/1/46	17,557	14,049
	Exxon Mobil Corp.	3.095%	8/16/49	5,471	3,559
	Exxon Mobil Corp.	4.327%	3/19/50	9,430	7,635
	Exxon Mobil Corp.	3.452%	4/15/51	10,740	7,406
	Halliburton Co.	4.850%	11/15/35	5,057	4,767
	Halliburton Co.	6.700%	9/15/38	4,196	4,509
	Halliburton Co.	7.450%	9/15/39	7,554	8,609
	Halliburton Co.	5.000%	11/15/45	13,400	11,519
	Hess Corp.	5.600%	2/15/41	8,413	8,162
	Hess Corp.	5.800%	4/1/47	3,175	3,062
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	116	121
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,772	5,162
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,910	7,144
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,419	1,320
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	6,250	5,409
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	3,285	2,745
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	428	392
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,223	1,098
	Kinder Morgan Inc.	5.850%	6/1/35	10,000	10,143
	Kinder Morgan Inc.	5.550%	6/1/45	12,986	11,948
	Kinder Morgan Inc.	5.050%	2/15/46	2,179	1,861
	Kinder Morgan Inc.	3.600%	2/15/51	6,578	4,371
	Kinder Morgan Inc.	5.450%	8/1/52	4,483	3,983
	Kinder Morgan Inc.	5.950%	8/1/54	7,280	6,943
	Marathon Petroleum Corp.	6.500%	3/1/41	3,342	3,394
	Marathon Petroleum Corp.	4.750%	9/15/44	6,655	5,361
	Marathon Petroleum Corp.	4.500%	4/1/48	3,214	2,378
	MPLX LP	4.500%	4/15/38	15,143	13,073
	MPLX LP	5.200%	3/1/47	7,116	6,051
	MPLX LP	5.200%	12/1/47	6,030	5,120
	MPLX LP	4.700%	4/15/48	6,963	5,483
	MPLX LP	5.500%	2/15/49	2,904	2,551
	MPLX LP	4.950%	3/14/52	5,022	4,054
	MPLX LP	5.650%	3/1/53	5,882	5,212
	MPLX LP	5.950%	4/1/55	4,192	3,884
	NOV Inc.	3.950%	12/1/42	5,118	3,680
	Occidental Petroleum Corp.	6.450%	9/15/36	12,834	12,593
	Occidental Petroleum Corp.	6.600%	3/15/46	1,105	1,050
	Occidental Petroleum Corp.	4.400%	4/15/46	6,690	4,746
	Occidental Petroleum Corp.	4.200%	3/15/48	3,675	2,426
	Occidental Petroleum Corp.	6.050%	10/1/54	4,888	4,249
	ONEOK Inc.	6.000%	6/15/35	56	57
	ONEOK Inc.	5.150%	10/15/43	7,808	6,731
	ONEOK Inc.	4.250%	9/15/46	4,522	3,314
	ONEOK Inc.	5.450%	6/1/47	5,139	4,412
	ONEOK Inc.	4.950%	7/13/47	3,865	3,142
	ONEOK Inc.	5.200%	7/15/48	5,579	4,696
	ONEOK Inc.	4.450%	9/1/49	3,764	2,798
	ONEOK Inc.	3.950%	3/1/50	8,473	5,804
	ONEOK Inc.	7.150%	1/15/51	3,477	3,668
	ONEOK Inc.	6.625%	9/1/53	9,258	9,346
	ONEOK Inc.	5.700%	11/1/54	9,835	8,807
	ONEOK Inc.	5.850%	11/1/64	1,772	1,586
	ONEOK Partners LP	6.650%	10/1/36	601	632
	Ovintiv Inc.	6.625%	8/15/37	2,954	2,888
	Ovintiv Inc.	6.500%	2/1/38	1,631	1,583
	Ovintiv Inc.	7.100%	7/15/53	1,920	1,878
	Phillips 66	5.875%	5/1/42	11,079	10,765
	Phillips 66	4.875%	11/15/44	12,558	10,551
	Phillips 66	3.300%	3/15/52	3,575	2,227
	Phillips 66 Co.	4.900%	10/1/46	4,639	3,823
	Phillips 66 Co.	5.500%	3/15/55	3,390	2,986
	Plains All American Pipeline LP	5.950%	6/15/35	6,250	6,241
	Plains All American Pipeline LP	4.700%	6/15/44	8,108	6,496
	Plains All American Pipeline LP	4.900%	2/15/45	6,863	5,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	2,105	2,149
[1]	Shell Finance US Inc.	4.550%	8/12/43	7,772	6,690
[1]	Shell Finance US Inc.	4.375%	5/11/45	14,780	12,218
[1]	Shell Finance US Inc.	4.000%	5/10/46	5,221	4,059
[1]	Shell Finance US Inc.	3.750%	9/12/46	3,982	2,983
[1]	Shell Finance US Inc.	3.250%	4/6/50	781	518
	Shell International Finance BV	6.375%	12/15/38	17,633	19,144
	Shell International Finance BV	5.500%	3/25/40	7,763	7,727
	Shell International Finance BV	2.875%	11/26/41	5,052	3,531
	Shell International Finance BV	3.625%	8/21/42	6,517	4,978
	Shell International Finance BV	3.125%	11/7/49	4,270	2,768
[3]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	5,595	5,097
	Spectra Energy Partners LP	4.500%	3/15/45	4,967	3,971
	Suncor Energy Inc.	6.500%	6/15/38	2,235	2,325
	Suncor Energy Inc.	6.850%	6/1/39	4,334	4,617
	Suncor Energy Inc.	4.000%	11/15/47	4,187	2,991
	Suncor Energy Inc.	3.750%	3/4/51	6,727	4,519
	Targa Resources Corp.	5.550%	8/15/35	5,978	5,864
	Targa Resources Corp.	4.950%	4/15/52	6,616	5,296
	Targa Resources Corp.	6.500%	2/15/53	8,540	8,415
	Targa Resources Corp.	6.125%	5/15/55	2,708	2,553
	TotalEnergies Capital International SA	3.461%	7/12/49	6,546	4,487
	TotalEnergies Capital International SA	3.127%	5/29/50	12,832	8,230
	TotalEnergies Capital International SA	3.386%	6/29/60	129	81
	TotalEnergies Capital SA	5.488%	4/5/54	11,355	10,608
	TotalEnergies Capital SA	5.275%	9/10/54	6,661	6,061
	TotalEnergies Capital SA	5.638%	4/5/64	3,272	3,064
	TotalEnergies Capital SA	5.425%	9/10/64	10,947	9,955
	TransCanada PipeLines Ltd.	5.850%	3/15/36	4,443	4,516
	TransCanada PipeLines Ltd.	6.200%	10/15/37	7,171	7,310
	TransCanada PipeLines Ltd.	7.250%	8/15/38	3,482	3,823
	TransCanada PipeLines Ltd.	7.625%	1/15/39	6,850	7,837
	TransCanada PipeLines Ltd.	6.100%	6/1/40	7,932	8,020
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	3,506	2,911
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	2,683	1,977
	Valero Energy Corp.	6.625%	6/15/37	9,722	10,202
	Valero Energy Corp.	3.650%	12/1/51	6,320	4,134
	Valero Energy Corp.	4.000%	6/1/52	1,028	706
	Western Midstream Operating LP	5.450%	4/1/44	3,569	3,022
	Western Midstream Operating LP	5.300%	3/1/48	6,555	5,312
	Western Midstream Operating LP	5.250%	2/1/50	7,100	5,767
	Williams Cos. Inc.	6.300%	4/15/40	7,222	7,488
	Williams Cos. Inc.	5.400%	3/4/44	4,116	3,754
	Williams Cos. Inc.	5.750%	6/24/44	4,181	3,976
	Williams Cos. Inc.	4.900%	1/15/45	6,881	5,882
	Williams Cos. Inc.	5.100%	9/15/45	705	617
	Williams Cos. Inc.	3.500%	10/15/51	3,627	2,404
	Williams Cos. Inc.	5.300%	8/15/52	5,208	4,600
	Williams Cos. Inc.	5.800%	11/15/54	8,047	7,635
	Woodside Finance Ltd.	5.700%	9/12/54	4,200	3,652
					999,742
Financials (14.0%)
	AerCap Ireland Capital DAC	3.850%	10/29/41	8,324	6,461
	Aflac Inc.	4.750%	1/15/49	4,147	3,478
	Alleghany Corp.	4.900%	9/15/44	2,177	1,939
	Alleghany Corp.	3.250%	8/15/51	3,677	2,399
	Allstate Corp.	5.950%	4/1/36	5,185	5,458
	Allstate Corp.	4.500%	6/15/43	2,932	2,470
	Allstate Corp.	4.200%	12/15/46	3,075	2,444
	Allstate Corp.	3.850%	8/10/49	4,513	3,331
	American Express Co.	4.050%	12/3/42	6,105	5,062
	American Financial Group Inc.	4.500%	6/15/47	3,667	2,883
	American International Group Inc.	4.500%	7/16/44	3,376	2,863
	American International Group Inc.	4.750%	4/1/48	8,910	7,685
	Aon Corp.	6.250%	9/30/40	1,807	1,881
	Aon Corp.	2.900%	8/23/51	6,800	4,046
	Aon North America Inc.	5.750%	3/1/54	15,816	15,133
	Apollo Global Management Inc.	5.800%	5/21/54	2,588	2,474
	Arch Capital Finance LLC	5.031%	12/15/46	3,161	2,757

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arch Capital Group US Inc.	5.144%	11/1/43	952	858
	Ares Management Corp.	5.600%	10/11/54	3,868	3,523
	Arthur J Gallagher & Co.	3.500%	5/20/51	8,144	5,483
	Arthur J Gallagher & Co.	3.050%	3/9/52	1,784	1,086
	Arthur J Gallagher & Co.	6.750%	2/15/54	3,610	3,898
	Arthur J Gallagher & Co.	5.550%	2/15/55	10,285	9,548
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	3,653	2,392
	Athene Holding Ltd.	3.950%	5/25/51	2,279	1,551
	Athene Holding Ltd.	3.450%	5/15/52	8,971	5,514
	Athene Holding Ltd.	6.250%	4/1/54	2,625	2,506
	Athene Holding Ltd.	6.625%	5/19/55	5,100	5,084
	Bank of America Corp.	6.110%	1/29/37	12,583	13,038
[1]	Bank of America Corp.	4.244%	4/24/38	13,648	12,099
	Bank of America Corp.	7.750%	5/14/38	4,161	4,871
[1]	Bank of America Corp.	4.078%	4/23/40	12,545	10,635
[1]	Bank of America Corp.	2.676%	6/19/41	30,746	21,463
[1]	Bank of America Corp.	5.875%	2/7/42	11,733	12,031
	Bank of America Corp.	3.311%	4/22/42	13,424	10,017
[1]	Bank of America Corp.	5.000%	1/21/44	15,168	13,966
[1]	Bank of America Corp.	4.875%	4/1/44	1,632	1,472
[1]	Bank of America Corp.	4.443%	1/20/48	383	318
[1]	Bank of America Corp.	3.946%	1/23/49	3,823	2,910
[1]	Bank of America Corp.	4.330%	3/15/50	13,559	10,950
[1]	Bank of America Corp.	4.083%	3/20/51	31,866	24,582
[1]	Bank of America Corp.	2.831%	10/24/51	5,757	3,484
[1]	Bank of America Corp.	3.483%	3/13/52	392	270
	Bank of America Corp.	2.972%	7/21/52	16,863	10,511
	Barclays plc	3.811%	3/10/42	3,721	2,832
	Barclays plc	5.250%	8/17/45	8,663	8,118
	Barclays plc	4.950%	1/10/47	10,471	9,248
	Barclays plc	6.036%	3/12/55	5,520	5,474
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,486	2,634
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	6,042	5,461
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	346	300
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	14,121	11,580
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	12,491	10,321
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	12,469	7,822
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	10,960	6,370
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,558	4,168
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,906	1,732
	BlackRock Funding Inc.	5.250%	3/14/54	10,120	9,477
	BlackRock Funding Inc.	5.350%	1/8/55	3,560	3,378
	Blue Owl Finance LLC	4.125%	10/7/51	2,315	1,533
	Brighthouse Financial Inc.	4.700%	6/22/47	6,098	4,586
	Brighthouse Financial Inc.	3.850%	12/22/51	267	169
	Brookfield Finance Inc.	4.700%	9/20/47	5,710	4,703
	Brookfield Finance Inc.	3.500%	3/30/51	5,535	3,628
	Brookfield Finance Inc.	3.625%	2/15/52	2,911	1,945
	Brookfield Finance Inc.	5.968%	3/4/54	6,465	6,259
	Brookfield Finance Inc.	5.813%	3/3/55	2,865	2,710
	Brown & Brown Inc.	4.950%	3/17/52	4,338	3,585
	Chubb Corp.	6.000%	5/11/37	4,818	5,120
	Chubb INA Holdings LLC	6.700%	5/15/36	3,092	3,437
	Chubb INA Holdings LLC	4.350%	11/3/45	10,857	9,075
	Chubb INA Holdings LLC	2.850%	12/15/51	1,044	646
	Chubb INA Holdings LLC	3.050%	12/15/61	8,430	5,000
[1]	Citigroup Inc.	3.878%	1/24/39	7,147	6,001
	Citigroup Inc.	8.125%	7/15/39	4,443	5,464
[1]	Citigroup Inc.	5.316%	3/26/41	7,744	7,375
	Citigroup Inc.	5.875%	1/30/42	5,936	5,968
	Citigroup Inc.	2.904%	11/3/42	8,784	6,040
	Citigroup Inc.	6.675%	9/13/43	5,903	6,248
	Citigroup Inc.	5.300%	5/6/44	6,492	5,939
	Citigroup Inc.	4.650%	7/30/45	532	455
	Citigroup Inc.	4.750%	5/18/46	11,628	9,655
[1]	Citigroup Inc.	4.281%	4/24/48	9,497	7,600
	Citigroup Inc.	4.650%	7/23/48	6,540	5,456
	Citigroup Inc.	5.612%	3/4/56	8,410	8,006
	CME Group Inc.	5.300%	9/15/43	3,297	3,234
	CME Group Inc.	4.150%	6/15/48	2,197	1,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	11,394	10,964
	Cooperatieve Rabobank UA	5.750%	12/1/43	4,051	3,985
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,147	2,891
	Corebridge Financial Inc.	4.350%	4/5/42	4,270	3,495
	Corebridge Financial Inc.	4.400%	4/5/52	7,038	5,453
	Equitable Holdings Inc.	5.000%	4/20/48	5,475	4,694
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	5,587	3,671
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	8,200	4,919
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	5,178	5,059
	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	4,015	3,810
[3]	Fairfax Financial Holdings Ltd.	6.500%	5/20/55	1,390	1,378
	Fifth Third Bancorp	8.250%	3/1/38	8,098	9,459
	GATX Corp.	5.500%	6/15/35	2,500	2,480
	GATX Corp.	5.200%	3/15/44	998	888
	GATX Corp.	3.100%	6/1/51	4,034	2,426
	GATX Corp.	6.050%	6/5/54	3,670	3,570
	Global Payments Inc.	4.150%	8/15/49	4,844	3,460
	Global Payments Inc.	5.950%	8/15/52	523	485
	Goldman Sachs Group Inc.	6.450%	5/1/36	7,483	7,871
	Goldman Sachs Group Inc.	6.750%	10/1/37	25,055	26,944
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	2,000	1,754
	Goldman Sachs Group Inc.	6.250%	2/1/41	15,302	15,970
	Goldman Sachs Group Inc.	3.210%	4/22/42	15,231	11,068
	Goldman Sachs Group Inc.	2.908%	7/21/42	13,126	9,133
	Goldman Sachs Group Inc.	3.436%	2/24/43	12,918	9,564
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	6,531	5,704
	Goldman Sachs Group Inc.	5.150%	5/22/45	9,953	8,768
	Goldman Sachs Group Inc.	4.750%	10/21/45	8,976	7,766
	Goldman Sachs Group Inc.	5.561%	11/19/45	15,110	14,467
	Goldman Sachs Group Inc.	5.734%	1/28/56	14,449	14,036
	Hartford Insurance Group Inc.	5.950%	10/15/36	1,595	1,646
	Hartford Insurance Group Inc.	4.300%	4/15/43	2,132	1,757
	Hartford Insurance Group Inc.	4.400%	3/15/48	3,329	2,725
	Hartford Insurance Group Inc.	3.600%	8/19/49	236	168
	Hartford Insurance Group Inc.	2.900%	9/15/51	4,080	2,484
[1]	HSBC Bank USA NA	7.000%	1/15/39	5,749	6,449
	HSBC Holdings plc	6.500%	5/2/36	1,890	2,011
[1]	HSBC Holdings plc	6.500%	5/2/36	4,335	4,523
	HSBC Holdings plc	6.500%	9/15/37	10,667	11,192
[1]	HSBC Holdings plc	6.500%	9/15/37	8,380	8,666
	HSBC Holdings plc	6.100%	1/14/42	7,753	8,065
	HSBC Holdings plc	6.332%	3/9/44	10,910	11,465
	HSBC Holdings plc	5.250%	3/14/44	2,581	2,388
	Intercontinental Exchange Inc.	4.250%	9/21/48	2,526	2,031
	Intercontinental Exchange Inc.	3.000%	6/15/50	7,667	4,869
	Intercontinental Exchange Inc.	4.950%	6/15/52	11,859	10,453
	Intercontinental Exchange Inc.	3.000%	9/15/60	8,421	4,975
	Intercontinental Exchange Inc.	5.200%	6/15/62	6,363	5,752
	Invesco Finance plc	5.375%	11/30/43	138	127
	Jackson Financial Inc.	4.000%	11/23/51	3,131	2,068
	Jefferies Financial Group Inc.	6.250%	1/15/36	2,693	2,742
	Jefferies Financial Group Inc.	6.500%	1/20/43	2,305	2,320
	JPMorgan Chase & Co.	6.400%	5/15/38	16,976	18,483
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	8,031	6,905
	JPMorgan Chase & Co.	5.500%	10/15/40	7,612	7,548
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	534	399
	JPMorgan Chase & Co.	5.600%	7/15/41	12,720	12,763
	JPMorgan Chase & Co.	2.525%	11/19/41	9,989	6,818
	JPMorgan Chase & Co.	3.157%	4/22/42	11,626	8,567
	JPMorgan Chase & Co.	5.625%	8/16/43	1,016	1,003
	JPMorgan Chase & Co.	4.850%	2/1/44	9,375	8,491
	JPMorgan Chase & Co.	4.950%	6/1/45	13,445	12,148
	JPMorgan Chase & Co.	5.534%	11/29/45	9,961	9,751
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	7,743	6,329
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	9,413	7,388
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	8,954	6,938
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	13,714	10,482
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	17,880	11,654
	JPMorgan Chase & Co.	3.328%	4/22/52	22,192	15,087
	Legg Mason Inc.	5.625%	1/15/44	2,837	2,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lincoln National Corp.	6.300%	10/9/37	2,713	2,783
	Lincoln National Corp.	7.000%	6/15/40	2,204	2,410
	Lloyds Banking Group plc	5.300%	12/1/45	3,688	3,323
	Lloyds Banking Group plc	3.369%	12/14/46	7,827	5,445
	Lloyds Banking Group plc	4.344%	1/9/48	4,906	3,762
	Loews Corp.	4.125%	5/15/43	4,581	3,803
	LPL Holdings Inc.	5.750%	6/15/35	3,135	3,113
	Manulife Financial Corp.	5.375%	3/4/46	5,467	5,219
	Markel Group Inc.	4.300%	11/1/47	2,194	1,692
	Markel Group Inc.	5.000%	5/20/49	3,995	3,389
	Markel Group Inc.	4.150%	9/17/50	2,500	1,857
	Markel Group Inc.	3.450%	5/7/52	3,000	1,957
	Markel Group Inc.	6.000%	5/16/54	3,560	3,465
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	3,045	2,834
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,163	2,601
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	3,500	2,788
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	9,131	8,021
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	2,786	1,695
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	3,100	2,919
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	6,200	6,067
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	8,619	8,051
	Mastercard Inc.	3.800%	11/21/46	1,526	1,183
	Mastercard Inc.	3.950%	2/26/48	2,827	2,232
	Mastercard Inc.	3.650%	6/1/49	4,835	3,593
	Mastercard Inc.	3.850%	3/26/50	13,597	10,427
	Mastercard Inc.	2.950%	3/15/51	737	469
	MetLife Inc.	5.700%	6/15/35	7,388	7,689
[1]	MetLife Inc.	6.400%	12/15/36	6,238	6,300
[1]	MetLife Inc.	10.750%	8/1/39	3,171	4,142
	MetLife Inc.	5.875%	2/6/41	7,759	7,917
	MetLife Inc.	4.721%	12/15/44	4,417	3,833
	MetLife Inc.	4.050%	3/1/45	7,190	5,756
	MetLife Inc.	4.600%	5/13/46	7,401	6,425
	MetLife Inc.	5.000%	7/15/52	7,190	6,370
	MetLife Inc.	5.250%	1/15/54	310	285
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,092	1,891
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	12,866	10,836
	Mizuho Financial Group Inc.	5.422%	5/13/36	3,000	3,000
[1]	Morgan Stanley	3.971%	7/22/38	12,017	10,267
[1]	Morgan Stanley	4.457%	4/22/39	4,302	3,893
	Morgan Stanley	3.217%	4/22/42	12,145	8,935
	Morgan Stanley	6.375%	7/24/42	13,840	14,792
	Morgan Stanley	4.300%	1/27/45	13,046	10,836
[1]	Morgan Stanley	4.375%	1/22/47	6,187	5,111
[1]	Morgan Stanley	5.597%	3/24/51	7,021	6,777
[1]	Morgan Stanley	2.802%	1/25/52	8,135	4,882
	Morgan Stanley	5.516%	11/19/55	18,583	17,698
	Nasdaq Inc.	3.250%	4/28/50	5,004	3,262
	Nasdaq Inc.	3.950%	3/7/52	2,052	1,480
	Nasdaq Inc.	5.950%	8/15/53	1,766	1,747
	Nasdaq Inc.	6.100%	6/28/63	5,068	5,009
	PayPal Holdings Inc.	3.250%	6/1/50	2,775	1,814
	PayPal Holdings Inc.	5.050%	6/1/52	1,406	1,247
	PayPal Holdings Inc.	5.500%	6/1/54	2,935	2,767
	PayPal Holdings Inc.	5.250%	6/1/62	4,036	3,556
	Principal Financial Group Inc.	6.050%	10/15/36	2,260	2,371
	Principal Financial Group Inc.	4.625%	9/15/42	1,232	1,070
	Principal Financial Group Inc.	4.350%	5/15/43	3,511	2,920
	Principal Financial Group Inc.	5.500%	3/15/53	3,190	2,990
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	4.350%	4/25/44	557	464
	Progressive Corp.	3.700%	1/26/45	2,915	2,211
	Progressive Corp.	4.125%	4/15/47	4,335	3,439
	Progressive Corp.	4.200%	3/15/48	4,387	3,525
	Progressive Corp.	3.700%	3/15/52	2,994	2,159
[1]	Prudential Financial Inc.	5.700%	12/14/36	5,193	5,343
[1]	Prudential Financial Inc.	6.625%	12/1/37	3,557	3,900
[1]	Prudential Financial Inc.	3.000%	3/10/40	3,090	2,272
[1]	Prudential Financial Inc.	6.625%	6/21/40	529	582
[1]	Prudential Financial Inc.	4.600%	5/15/44	3,002	2,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	3.905%	12/7/47	7,571	5,733
[1]	Prudential Financial Inc.	4.418%	3/27/48	2,948	2,400
[1]	Prudential Financial Inc.	3.700%	3/13/51	13,089	9,335
	Raymond James Financial Inc.	4.950%	7/15/46	5,762	5,067
	Raymond James Financial Inc.	3.750%	4/1/51	3,007	2,135
	Regions Financial Corp.	7.375%	12/10/37	2,251	2,475
	Reinsurance Group of America Inc.	6.650%	9/15/55	4,375	4,302
	Selective Insurance Group Inc.	5.375%	3/1/49	2,123	1,863
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	4,855	3,202
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	757	550
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	6,336	6,635
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	7,316	7,298
	Transatlantic Holdings Inc.	8.000%	11/30/39	2,077	2,518
[1]	Travelers Cos. Inc.	6.250%	6/15/37	5,161	5,600
	Travelers Cos. Inc.	5.350%	11/1/40	4,397	4,312
	Travelers Cos. Inc.	4.300%	8/25/45	2,754	2,272
	Travelers Cos. Inc.	4.000%	5/30/47	6,841	5,331
	Travelers Cos. Inc.	4.050%	3/7/48	4,015	3,139
	Travelers Cos. Inc.	4.100%	3/4/49	6,489	5,087
	Travelers Cos. Inc.	3.050%	6/8/51	1,728	1,107
	Travelers Cos. Inc.	5.450%	5/25/53	4,403	4,209
	UBS AG	4.500%	6/26/48	3,486	2,910
	UBS Group AG	4.875%	5/15/45	14,958	13,067
	Unum Group	5.750%	8/15/42	3,515	3,340
	Unum Group	4.500%	12/15/49	2,701	2,083
	Visa Inc.	4.150%	12/14/35	2,830	2,663
	Visa Inc.	4.300%	12/14/45	22,333	19,052
	Visa Inc.	3.650%	9/15/47	6,074	4,636
	Visa Inc.	2.000%	8/15/50	16,500	8,801
	Voya Financial Inc.	4.800%	6/15/46	2,420	2,027
	W R Berkley Corp.	4.750%	8/1/44	2,625	2,236
	W R Berkley Corp.	4.000%	5/12/50	2,627	1,952
	W R Berkley Corp.	3.150%	9/30/61	2,809	1,655
	Wells Fargo & Co.	5.375%	2/7/35	2,755	2,824
[1]	Wells Fargo & Co.	5.950%	12/15/36	140	139
[1]	Wells Fargo & Co.	3.068%	4/30/41	11,400	8,355
	Wells Fargo & Co.	5.375%	11/2/43	11,083	10,217
	Wells Fargo & Co.	5.606%	1/15/44	16,067	15,126
[1]	Wells Fargo & Co.	4.650%	11/4/44	13,518	11,230
	Wells Fargo & Co.	3.900%	5/1/45	8,687	6,684
[1]	Wells Fargo & Co.	4.900%	11/17/45	15,046	12,846
[1]	Wells Fargo & Co.	4.400%	6/14/46	26	21
[1]	Wells Fargo & Co.	4.750%	12/7/46	7,152	5,916
[1]	Wells Fargo & Co.	5.013%	4/4/51	32,333	28,397
[1]	Wells Fargo & Co.	4.611%	4/25/53	17,954	14,775
	Wells Fargo Bank NA	5.950%	8/26/36	3,474	3,555
[1]	Wells Fargo Bank NA	5.850%	2/1/37	9,082	9,228
[1]	Wells Fargo Bank NA	6.600%	1/15/38	4,626	5,008
	Western Union Co.	6.200%	11/17/36	2,542	2,567
	Westpac Banking Corp.	4.421%	7/24/39	8,098	7,159
	Westpac Banking Corp.	2.963%	11/16/40	1,080	780
	Westpac Banking Corp.	3.133%	11/18/41	4,271	3,010
	Willis North America Inc.	5.050%	9/15/48	1,981	1,702
	Willis North America Inc.	3.875%	9/15/49	2,837	2,032
	Willis North America Inc.	5.900%	3/5/54	3,794	3,651
	XL Group Ltd.	5.250%	12/15/43	2,060	1,943
					1,551,455
Health Care (15.8%)
[4]	Abbott Laboratories	4.750%	11/30/36	2,702	2,644
	Abbott Laboratories	6.000%	4/1/39	4,394	4,753
	Abbott Laboratories	5.300%	5/27/40	6,122	6,118
	Abbott Laboratories	4.750%	4/15/43	4,254	3,942
	Abbott Laboratories	4.900%	11/30/46	11,591	10,721
	AbbVie Inc.	4.300%	5/14/36	9,417	8,721
	AbbVie Inc.	4.050%	11/21/39	24,889	21,265
	AbbVie Inc.	4.400%	11/6/42	12,072	10,375
	AbbVie Inc.	4.750%	3/15/45	1,869	1,644
	AbbVie Inc.	4.700%	5/14/45	16,665	14,631
	AbbVie Inc.	4.450%	5/14/46	13,932	11,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.875%	11/14/48	1,755	1,550
	AbbVie Inc.	4.250%	11/21/49	36,526	29,282
	AbbVie Inc.	5.400%	3/15/54	16,448	15,603
	AbbVie Inc.	5.600%	3/15/55	2,630	2,567
	AbbVie Inc.	5.500%	3/15/64	9,500	9,026
	Adventist Health System	3.630%	3/1/49	2,053	1,345
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	2,839	2,235
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	2,819	1,936
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	2,870	1,824
	Aetna Inc.	6.625%	6/15/36	5,440	5,740
	Aetna Inc.	6.750%	12/15/37	3,746	3,970
	Aetna Inc.	4.750%	3/15/44	501	410
	Aetna Inc.	3.875%	8/15/47	42	30
	AHS Hospital Corp.	5.024%	7/1/45	2,592	2,356
[1]	AHS Hospital Corp.	2.780%	7/1/51	3,980	2,389
[1]	Allina Health System	3.887%	4/15/49	2,098	1,548
[1]	Allina Health System	2.902%	11/15/51	2,112	1,256
	Amgen Inc.	3.150%	2/21/40	6,915	5,223
	Amgen Inc.	5.750%	3/15/40	2,195	2,194
	Amgen Inc.	2.800%	8/15/41	892	627
	Amgen Inc.	4.950%	10/1/41	391	352
	Amgen Inc.	5.150%	11/15/41	8,395	7,710
	Amgen Inc.	5.600%	3/2/43	18,063	17,505
	Amgen Inc.	4.400%	5/1/45	16,444	13,633
	Amgen Inc.	4.563%	6/15/48	2,161	1,783
	Amgen Inc.	3.375%	2/21/50	6,488	4,425
	Amgen Inc.	4.663%	6/15/51	9,569	7,935
	Amgen Inc.	4.200%	2/22/52	5,226	3,990
	Amgen Inc.	4.875%	3/1/53	6,344	5,383
	Amgen Inc.	5.650%	3/2/53	25,118	23,901
	Amgen Inc.	2.770%	9/1/53	8,516	4,888
	Amgen Inc.	4.400%	2/22/62	10,178	7,686
	Amgen Inc.	5.750%	3/2/63	12,992	12,305
	Ascension Health	3.945%	11/15/46	8,204	6,427
[1]	Ascension Health	4.847%	11/15/53	26	23
	AstraZeneca plc	6.450%	9/15/37	18,763	20,688
	AstraZeneca plc	4.000%	9/18/42	2,253	1,866
	AstraZeneca plc	4.375%	11/16/45	2,255	1,918
	AstraZeneca plc	4.375%	8/17/48	3,751	3,137
	AstraZeneca plc	2.125%	8/6/50	1,890	1,010
	AstraZeneca plc	3.000%	5/28/51	4,942	3,194
	Banner Health	2.913%	1/1/51	2,252	1,384
[1]	Baptist Health South Florida Foundation Inc.	3.115%	11/15/71	1,665	891
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	3,610	2,366
	Baxalta Inc.	5.250%	6/23/45	1,734	1,575
	Baxter International Inc.	3.500%	8/15/46	5,129	3,517
	Baxter International Inc.	3.132%	12/1/51	7,685	4,721
[1]	BayCare Health System Inc.	3.831%	11/15/50	3,758	2,784
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	6,184	3,779
	Becton Dickinson & Co.	4.685%	12/15/44	3,878	3,277
	Becton Dickinson & Co.	4.669%	6/6/47	4,239	3,529
	Becton Dickinson & Co.	3.794%	5/20/50	4,332	3,106
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	1,385	837
	Biogen Inc.	5.200%	9/15/45	4,166	3,658
	Biogen Inc.	3.150%	5/1/50	10,119	6,162
	Biogen Inc.	3.250%	2/15/51	4,846	2,977
	Biogen Inc.	6.450%	5/15/55	1,550	1,552
	Boston Scientific Corp.	6.500%	11/15/35	851	940
	Boston Scientific Corp.	4.550%	3/1/39	6,772	6,238
	Boston Scientific Corp.	7.375%	1/15/40	1,563	1,845
	Boston Scientific Corp.	4.700%	3/1/49	3,389	2,959
	Bristol-Myers Squibb Co.	4.125%	6/15/39	14,326	12,439
	Bristol-Myers Squibb Co.	2.350%	11/13/40	9,573	6,388
	Bristol-Myers Squibb Co.	3.550%	3/15/42	2,827	2,176
	Bristol-Myers Squibb Co.	3.250%	8/1/42	2,577	1,877
	Bristol-Myers Squibb Co.	4.625%	5/15/44	8,808	7,610
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,709	3,014
	Bristol-Myers Squibb Co.	4.250%	10/26/49	15,244	12,012
	Bristol-Myers Squibb Co.	2.550%	11/13/50	7,183	4,057
	Bristol-Myers Squibb Co.	3.700%	3/15/52	16,078	11,395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	6.250%	11/15/53	3,560	3,706
	Bristol-Myers Squibb Co.	5.550%	2/22/54	16,376	15,543
	Bristol-Myers Squibb Co.	3.900%	3/15/62	1,930	1,339
	Bristol-Myers Squibb Co.	6.400%	11/15/63	7,209	7,581
	Bristol-Myers Squibb Co.	5.650%	2/22/64	11,174	10,592
	Cardinal Health Inc.	4.900%	9/15/45	4,073	3,476
	Cardinal Health Inc.	4.368%	6/15/47	920	728
	Cardinal Health Inc.	5.750%	11/15/54	5,275	5,023
	Cencora Inc.	4.250%	3/1/45	4,933	3,921
	Cencora Inc.	4.300%	12/15/47	4,074	3,210
	Children's Health System of Texas	2.511%	8/15/50	3,194	1,808
[1]	Children's Hospital	2.928%	7/15/50	1,547	935
[1]	Children's Hospital Corp.	2.585%	2/1/50	1,977	1,145
	Children's Hospital Medical Center	4.268%	5/15/44	2,431	2,020
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,792	1,063
	Cigna Group	4.800%	8/15/38	15,154	13,856
[1]	Cigna Group	4.800%	7/15/46	12,404	10,508
[1]	Cigna Group	3.875%	10/15/47	3,543	2,564
	Cigna Group	4.900%	12/15/48	17,780	15,025
	Cigna Group	3.400%	3/15/51	2,405	1,561
	Cigna Group	5.600%	2/15/54	11,672	10,783
[1]	City of Hope	4.378%	8/15/48	1,706	1,325
[1]	CommonSpirit Health	4.350%	11/1/42	9,431	7,718
	CommonSpirit Health	3.910%	10/1/50	4,064	2,888
	CommonSpirit Health	6.461%	11/1/52	2,000	2,043
	CommonSpirit Health	5.548%	12/1/54	7,028	6,447
[1]	Community Health Network Inc.	3.099%	5/1/50	2,835	1,736
[1]	Corewell Health Obligated Group	3.487%	7/15/49	2,992	2,091
[1]	Cottage Health Obligated Group	3.304%	11/1/49	3,665	2,477
	CVS Health Corp.	4.875%	7/20/35	1,873	1,746
	CVS Health Corp.	4.780%	3/25/38	29,501	26,222
	CVS Health Corp.	6.125%	9/15/39	5,163	5,159
	CVS Health Corp.	5.125%	7/20/45	14,388	12,342
	CVS Health Corp.	5.050%	3/25/48	44,734	37,296
	CVS Health Corp.	5.625%	2/21/53	10,953	9,743
	CVS Health Corp.	5.875%	6/1/53	4,664	4,292
	CVS Health Corp.	6.050%	6/1/54	5,906	5,578
	CVS Health Corp.	6.000%	6/1/63	3,802	3,496
	Danaher Corp.	4.375%	9/15/45	4,590	3,882
	Danaher Corp.	2.600%	10/1/50	6,017	3,522
	Danaher Corp.	2.800%	12/10/51	6,648	4,014
	DH Europe Finance II Sarl	3.250%	11/15/39	9,015	7,052
	Dignity Health	4.500%	11/1/42	1,662	1,357
	Dignity Health	5.267%	11/1/64	1,666	1,422
[1]	Duke University Health System Inc.	3.920%	6/1/47	4,388	3,349
	Elevance Health Inc.	5.850%	1/15/36	2,367	2,432
	Elevance Health Inc.	4.625%	5/15/42	2,091	1,783
	Elevance Health Inc.	4.650%	1/15/43	9,986	8,533
	Elevance Health Inc.	5.100%	1/15/44	1,896	1,693
	Elevance Health Inc.	4.650%	8/15/44	7,055	5,959
	Elevance Health Inc.	4.375%	12/1/47	6,282	4,991
	Elevance Health Inc.	4.550%	3/1/48	68	55
	Elevance Health Inc.	3.125%	5/15/50	3,328	2,099
	Elevance Health Inc.	3.600%	3/15/51	8,369	5,716
	Elevance Health Inc.	4.550%	5/15/52	1,870	1,486
	Elevance Health Inc.	6.100%	10/15/52	3,313	3,289
	Elevance Health Inc.	5.125%	2/15/53	9,612	8,355
	Elevance Health Inc.	5.650%	6/15/54	5,251	4,903
	Elevance Health Inc.	5.700%	2/15/55	9,060	8,524
	Elevance Health Inc.	5.850%	11/1/64	4,505	4,240
	Eli Lilly & Co.	3.700%	3/1/45	855	668
	Eli Lilly & Co.	3.950%	5/15/47	4,652	3,687
	Eli Lilly & Co.	3.950%	3/15/49	5,324	4,143
	Eli Lilly & Co.	2.250%	5/15/50	7,595	4,201
	Eli Lilly & Co.	4.875%	2/27/53	9,158	8,128
	Eli Lilly & Co.	5.000%	2/9/54	12,014	10,883
	Eli Lilly & Co.	5.050%	8/14/54	5,425	4,943
	Eli Lilly & Co.	5.500%	2/12/55	1,755	1,716
	Eli Lilly & Co.	4.150%	3/15/59	4,098	3,157
	Eli Lilly & Co.	4.950%	2/27/63	1,384	1,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	5.100%	2/9/64	11,091	10,013
	Eli Lilly & Co.	5.200%	8/14/64	2,532	2,335
	Eli Lilly & Co.	5.600%	2/12/65	3,890	3,795
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,183	1,588
[1]	Fred Hutchinson Cancer Center	4.966%	1/1/52	837	722
	GE HealthCare Technologies Inc.	6.377%	11/22/52	6,692	7,044
	Gilead Sciences Inc.	5.100%	6/15/35	6,700	6,663
	Gilead Sciences Inc.	4.600%	9/1/35	6,906	6,603
	Gilead Sciences Inc.	2.600%	10/1/40	10,624	7,428
	Gilead Sciences Inc.	5.650%	12/1/41	4,492	4,465
	Gilead Sciences Inc.	4.800%	4/1/44	4,635	4,129
	Gilead Sciences Inc.	4.500%	2/1/45	7,379	6,294
	Gilead Sciences Inc.	4.750%	3/1/46	7,575	6,637
	Gilead Sciences Inc.	4.150%	3/1/47	8,049	6,434
	Gilead Sciences Inc.	2.800%	10/1/50	12,831	7,827
	Gilead Sciences Inc.	5.550%	10/15/53	7,401	7,105
	Gilead Sciences Inc.	5.500%	11/15/54	3,100	2,963
	Gilead Sciences Inc.	5.600%	11/15/64	5,636	5,372
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	12,289	13,405
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	617	516
	Hackensack Meridian Health Inc.	4.211%	7/1/48	2,082	1,645
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	3,619	2,206
	Hackensack Meridian Health Inc.	4.500%	7/1/57	1,887	1,498
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	2,630	1,771
	HCA Inc.	5.125%	6/15/39	8,839	8,110
	HCA Inc.	5.500%	6/15/47	10,472	9,488
	HCA Inc.	5.250%	6/15/49	4,005	3,461
	HCA Inc.	3.500%	7/15/51	7,549	4,841
	HCA Inc.	4.625%	3/15/52	5,670	4,443
	HCA Inc.	5.900%	6/1/53	8,316	7,793
	HCA Inc.	6.000%	4/1/54	8,205	7,785
	HCA Inc.	5.950%	9/15/54	7,368	6,944
	HCA Inc.	6.200%	3/1/55	2,646	2,582
	HCA Inc.	6.100%	4/1/64	4,571	4,317
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	3,309	2,429
	Humana Inc.	4.950%	10/1/44	4,358	3,641
	Humana Inc.	4.800%	3/15/47	1,102	880
	Humana Inc.	3.950%	8/15/49	3,349	2,324
	Humana Inc.	5.500%	3/15/53	5,177	4,495
	Humana Inc.	5.750%	4/15/54	5,057	4,543
	Humana Inc.	6.000%	5/1/55	2,997	2,784
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	1,395	847
	Inova Health System Foundation	4.068%	5/15/52	4,265	3,262
	Johns Hopkins Health System Corp.	3.837%	5/15/46	5,305	4,038
	Johnson & Johnson	3.550%	3/1/36	2,805	2,490
	Johnson & Johnson	5.950%	8/15/37	2,467	2,683
	Johnson & Johnson	3.400%	1/15/38	9,555	8,043
	Johnson & Johnson	5.850%	7/15/38	2,948	3,170
	Johnson & Johnson	2.100%	9/1/40	6,510	4,376
	Johnson & Johnson	4.500%	9/1/40	6,878	6,422
	Johnson & Johnson	4.850%	5/15/41	2,980	2,849
	Johnson & Johnson	4.500%	12/5/43	4,630	4,201
	Johnson & Johnson	3.700%	3/1/46	10,783	8,522
	Johnson & Johnson	3.750%	3/3/47	3,961	3,119
	Johnson & Johnson	3.500%	1/15/48	770	576
	Johnson & Johnson	2.250%	9/1/50	1,417	805
	Johnson & Johnson	5.250%	6/1/54	4,820	4,665
	Johnson & Johnson	2.450%	9/1/60	5,857	3,123
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	7,118	4,948
	Kaiser Foundation Hospitals	4.150%	5/1/47	11,625	9,266
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	11,032	7,411
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	10,558	6,641
	Koninklijke Philips NV	6.875%	3/11/38	941	1,008
	Laboratory Corp. of America Holdings	4.700%	2/1/45	7,225	6,107
[1]	Mass General Brigham Inc.	3.765%	7/1/48	3,865	2,873
[1]	Mass General Brigham Inc.	3.192%	7/1/49	2,819	1,870
[1]	Mass General Brigham Inc.	4.117%	7/1/55	263	201
[1]	Mayo Clinic	4.000%	11/15/47	4,713	3,641
[1]	Mayo Clinic	3.196%	11/15/61	2,935	1,793
[1]	MedStar Health Inc.	3.626%	8/15/49	2,482	1,672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medtronic Inc.	4.625%	3/15/45	10,462	9,169
	Memorial Health Services	3.447%	11/1/49	2,007	1,368
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	3,154	1,993
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,375	1,843
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	4,912	3,848
	Merck & Co. Inc.	3.900%	3/7/39	3,565	3,065
	Merck & Co. Inc.	2.350%	6/24/40	6,042	4,133
	Merck & Co. Inc.	3.600%	9/15/42	3,934	3,044
	Merck & Co. Inc.	4.150%	5/18/43	7,232	6,015
	Merck & Co. Inc.	4.900%	5/17/44	960	876
	Merck & Co. Inc.	3.700%	2/10/45	7,339	5,657
	Merck & Co. Inc.	4.000%	3/7/49	10,867	8,431
	Merck & Co. Inc.	2.450%	6/24/50	5,883	3,341
	Merck & Co. Inc.	2.750%	12/10/51	8,162	4,883
	Merck & Co. Inc.	5.000%	5/17/53	4,688	4,192
	Merck & Co. Inc.	2.900%	12/10/61	14,911	8,413
	Merck & Co. Inc.	5.150%	5/17/63	4,187	3,758
[1]	Methodist Hospital	2.705%	12/1/50	6,051	3,579
	Montefiore Obligated Group	4.287%	9/1/50	81	54
[1]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	2,400	1,725
[1]	Mount Sinai Hospital	3.981%	7/1/48	1,471	1,037
[1]	Mount Sinai Hospital	3.737%	7/1/49	2,813	1,800
[1]	Mount Sinai Hospital	3.391%	7/1/50	1,780	1,054
	MultiCare Health System	2.803%	8/15/50	2,450	1,445
	Mylan Inc.	5.400%	11/29/43	3,312	2,631
	Mylan Inc.	5.200%	4/15/48	2,673	2,011
	Nationwide Children's Hospital Inc.	4.556%	11/1/52	607	508
	New York & Presbyterian Hospital	2.256%	8/1/40	1,847	1,234
	New York & Presbyterian Hospital	4.024%	8/1/45	5,944	4,703
	New York & Presbyterian Hospital	4.063%	8/1/56	2,644	1,980
	New York & Presbyterian Hospital	2.606%	8/1/60	2,640	1,420
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	3,269	1,927
	Novant Health Inc.	3.168%	11/1/51	6,186	3,945
	Novant Health Inc.	3.318%	11/1/61	2,147	1,312
	Novartis Capital Corp.	4.400%	5/6/44	9,180	7,976
	Novartis Capital Corp.	4.000%	11/20/45	11,158	9,049
	Novartis Capital Corp.	2.750%	8/14/50	5,229	3,239
	Novartis Capital Corp.	4.700%	9/18/54	5,105	4,433
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	391	229
[1]	NYU Langone Hospitals	5.750%	7/1/43	2,620	2,610
	NYU Langone Hospitals	4.784%	7/1/44	1,589	1,415
[1]	NYU Langone Hospitals	4.368%	7/1/47	1,275	1,059
[1]	NYU Langone Hospitals	3.380%	7/1/55	3,707	2,434
	OhioHealth Corp.	2.834%	11/15/41	2,136	1,471
[1]	OhioHealth Corp.	3.042%	11/15/50	2,430	1,591
	Orlando Health Obligated Group	5.475%	10/1/35	2,575	2,609
	Orlando Health Obligated Group	4.089%	10/1/48	1,467	1,134
	Orlando Health Obligated Group	3.327%	10/1/50	2,047	1,358
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	2,323	1,882
[1]	PeaceHealth Obligated Group	3.218%	11/15/50	3,965	2,362
	Pfizer Inc.	4.000%	12/15/36	3,947	3,563
	Pfizer Inc.	4.100%	9/15/38	2,369	2,074
	Pfizer Inc.	3.900%	3/15/39	7,071	6,004
	Pfizer Inc.	7.200%	3/15/39	16,179	18,867
	Pfizer Inc.	2.550%	5/28/40	8,555	5,966
	Pfizer Inc.	4.300%	6/15/43	3,611	3,036
	Pfizer Inc.	4.400%	5/15/44	1,901	1,619
	Pfizer Inc.	4.125%	12/15/46	4,000	3,195
	Pfizer Inc.	4.200%	9/15/48	2,571	2,056
	Pfizer Inc.	4.000%	3/15/49	9,787	7,499
	Pfizer Inc.	2.700%	5/28/50	11,550	6,939
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	10,015	9,333
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	27,763	25,431
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	17,772	15,998
[1]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,620	1,091
	Piedmont Healthcare Inc.	2.864%	1/1/52	3,053	1,799
	Presbyterian Healthcare Services	4.875%	8/1/52	2,125	1,844
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	866	621
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	2,159	1,569
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	6,506	3,522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Queen's Health Systems	4.810%	7/1/52	1,490	1,294
	Quest Diagnostics Inc.	4.700%	3/30/45	1,848	1,567
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	1,120	719
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	4,713	2,703
	Royalty Pharma plc	3.300%	9/2/40	3,977	2,890
	Royalty Pharma plc	3.550%	9/2/50	6,383	4,149
	Royalty Pharma plc	3.350%	9/2/51	3,721	2,314
[1]	Seattle Children's Hospital	2.719%	10/1/50	1,309	777
[1]	Sentara Health	2.927%	11/1/51	1,247	763
[1]	Sharp HealthCare	2.680%	8/1/50	1,013	597
	Solventum Corp.	5.900%	4/30/54	8,177	7,848
	Solventum Corp.	6.000%	5/15/64	2,940	2,811
[1]	Stanford Health Care	3.795%	11/15/48	3,475	2,562
	Stanford Health Care	3.027%	8/15/51	2,081	1,293
	Stryker Corp.	4.375%	5/15/44	2,176	1,811
	Stryker Corp.	4.625%	3/15/46	8,576	7,361
	Stryker Corp.	2.900%	6/15/50	7,122	4,520
[1]	Sutter Health	4.091%	8/15/48	2,649	2,055
[1]	Sutter Health	3.361%	8/15/50	4,326	2,898
	Sutter Health	5.547%	8/15/53	2,150	2,065
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	8,360	6,090
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	1,209	1,169
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	16,558	10,498
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/64	5,610	5,277
	Texas Health Resources	2.328%	11/15/50	1,347	730
[1]	Texas Health Resources	4.330%	11/15/55	1,276	1,012
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	11,986	8,353
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,674	2,121
	Toledo Hospital	5.750%	11/15/38	1,350	1,335
[1]	Trinity Health Corp.	2.632%	12/1/40	3,948	2,747
	Trinity Health Corp.	4.125%	12/1/45	665	528
	UMass Memorial Health Care Obligated Group	5.363%	7/1/52	1,711	1,516
	UnitedHealth Group Inc.	4.625%	7/15/35	2,354	2,226
	UnitedHealth Group Inc.	5.800%	3/15/36	4,363	4,462
	UnitedHealth Group Inc.	6.500%	6/15/37	2,281	2,439
	UnitedHealth Group Inc.	6.625%	11/15/37	5,151	5,550
	UnitedHealth Group Inc.	6.875%	2/15/38	9,069	10,053
	UnitedHealth Group Inc.	3.500%	8/15/39	2,394	1,878
	UnitedHealth Group Inc.	2.750%	5/15/40	9,130	6,374
	UnitedHealth Group Inc.	5.700%	10/15/40	1,943	1,903
	UnitedHealth Group Inc.	3.050%	5/15/41	8,407	5,985
	UnitedHealth Group Inc.	4.625%	11/15/41	4,588	3,972
	UnitedHealth Group Inc.	4.375%	3/15/42	4,362	3,645
	UnitedHealth Group Inc.	3.950%	10/15/42	2,936	2,312
	UnitedHealth Group Inc.	4.250%	3/15/43	6,790	5,521
	UnitedHealth Group Inc.	5.500%	7/15/44	7,185	6,757
	UnitedHealth Group Inc.	4.750%	7/15/45	14,865	12,684
	UnitedHealth Group Inc.	4.200%	1/15/47	8,737	6,753
	UnitedHealth Group Inc.	4.250%	4/15/47	3,893	3,047
	UnitedHealth Group Inc.	3.750%	10/15/47	10,274	7,362
	UnitedHealth Group Inc.	4.250%	6/15/48	5,017	3,878
	UnitedHealth Group Inc.	4.450%	12/15/48	1,838	1,462
	UnitedHealth Group Inc.	3.700%	8/15/49	4,683	3,276
	UnitedHealth Group Inc.	2.900%	5/15/50	7,847	4,708
	UnitedHealth Group Inc.	3.250%	5/15/51	11,131	7,092
	UnitedHealth Group Inc.	4.750%	5/15/52	4,344	3,565
	UnitedHealth Group Inc.	5.050%	4/15/53	17,599	15,098
	UnitedHealth Group Inc.	5.375%	4/15/54	5,980	5,382
	UnitedHealth Group Inc.	5.625%	7/15/54	8,508	7,956
	UnitedHealth Group Inc.	3.875%	8/15/59	8,917	6,015
	UnitedHealth Group Inc.	3.125%	5/15/60	2,217	1,281
	UnitedHealth Group Inc.	4.950%	5/15/62	6,427	5,274
	UnitedHealth Group Inc.	6.050%	2/15/63	2,060	2,003
	UnitedHealth Group Inc.	5.200%	4/15/63	9,805	8,361
	UnitedHealth Group Inc.	5.500%	4/15/64	5,236	4,706
	UnitedHealth Group Inc.	5.750%	7/15/64	12,479	11,641
	UPMC	5.377%	5/15/43	2,145	2,000
	Utah Acquisition Sub Inc.	5.250%	6/15/46	3,527	2,725
	Viatris Inc.	3.850%	6/22/40	7,355	5,225
	Viatris Inc.	4.000%	6/22/50	10,081	6,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	WakeMed	3.286%	10/1/52	1,997	1,295
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	1,942	1,179
[1]	Willis-Knighton Medical Center	4.813%	9/1/48	2,381	1,947
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	3,800	2,258
	Wyeth LLC	5.950%	4/1/37	13,240	13,884
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	2,581	1,459
	Zoetis Inc.	4.700%	2/1/43	8,826	7,839
	Zoetis Inc.	3.950%	9/12/47	4,435	3,425
	Zoetis Inc.	4.450%	8/20/48	2,256	1,848
	Zoetis Inc.	3.000%	5/15/50	1,849	1,164
					1,751,726
Industrials (8.4%)
[1]	3M Co.	5.700%	3/15/37	2,691	2,760
[1]	3M Co.	3.875%	6/15/44	2,431	1,893
[1]	3M Co.	3.125%	9/19/46	3,362	2,241
[1]	3M Co.	3.625%	10/15/47	384	276
[1]	3M Co.	4.000%	9/14/48	5,448	4,200
	3M Co.	3.250%	8/26/49	6,408	4,236
	3M Co.	3.700%	4/15/50	3,675	2,614
	ABB Finance USA Inc.	4.375%	5/8/42	4,197	3,589
	Amphenol Corp.	5.375%	11/15/54	2,390	2,278
	Boeing Co.	6.875%	3/15/39	4,318	4,615
	Boeing Co.	5.875%	2/15/40	658	641
	Boeing Co.	5.705%	5/1/40	17,673	17,049
	Boeing Co.	3.650%	3/1/47	219	149
	Boeing Co.	3.900%	5/1/49	6,214	4,348
	Boeing Co.	3.750%	2/1/50	1,768	1,213
	Boeing Co.	5.805%	5/1/50	28,579	26,768
	Boeing Co.	6.858%	5/1/54	16,324	17,426
	Boeing Co.	3.950%	8/1/59	2,000	1,320
	Boeing Co.	5.930%	5/1/60	22,269	20,635
	Boeing Co.	7.008%	5/1/64	8,341	8,905
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,412	1,535
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	7,781	8,328
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,288	2,332
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	7,089	6,672
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,316	1,277
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,145	3,822
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,626	1,403
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	548	468
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	5,415	4,667
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,002	2,833
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,973	1,804
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	4,622	3,776
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,421	5,774
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,260	1,815
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	8,466	6,666
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	3,061	2,192
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	5,125	3,304
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,746	1,848
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,160	709
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	4,004	3,304
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	8,208	7,588
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	8,287	8,023
	Canadian National Railway Co.	6.200%	6/1/36	1,181	1,264
	Canadian National Railway Co.	3.200%	8/2/46	4,688	3,251
	Canadian National Railway Co.	3.650%	2/3/48	5,005	3,712
	Canadian National Railway Co.	4.450%	1/20/49	1,126	945
	Canadian National Railway Co.	2.450%	5/1/50	121	69
	Canadian National Railway Co.	4.400%	8/5/52	3,678	3,018
	Canadian Pacific Railway Co.	4.800%	9/15/35	2,968	2,847
	Canadian Pacific Railway Co.	5.950%	5/15/37	3,644	3,773
	Canadian Pacific Railway Co.	3.000%	12/2/41	3,362	2,386
	Canadian Pacific Railway Co.	4.300%	5/15/43	5,879	4,936
	Canadian Pacific Railway Co.	4.800%	8/1/45	2,686	2,343
	Canadian Pacific Railway Co.	3.500%	5/1/50	7,334	5,066
	Canadian Pacific Railway Co.	3.100%	12/2/51	10,814	6,926
	Canadian Pacific Railway Co.	4.200%	11/15/69	5,407	3,890
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,379	1,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carrier Global Corp.	3.377%	4/5/40	4,210	3,268
	Carrier Global Corp.	3.577%	4/5/50	4,848	3,471
	Carrier Global Corp.	6.200%	3/15/54	5,427	5,732
	Caterpillar Inc.	5.200%	5/27/41	5,519	5,380
	Caterpillar Inc.	3.803%	8/15/42	10,897	8,807
	Caterpillar Inc.	4.300%	5/15/44	4,711	3,991
	Caterpillar Inc.	3.250%	9/19/49	6,332	4,340
	Caterpillar Inc.	3.250%	4/9/50	2,805	1,916
	Caterpillar Inc.	5.500%	5/15/55	1,000	975
	CSX Corp.	5.050%	6/15/35	4,970	4,910
	CSX Corp.	6.150%	5/1/37	6,755	7,158
	CSX Corp.	6.220%	4/30/40	4,056	4,280
	CSX Corp.	5.500%	4/15/41	2,331	2,278
	CSX Corp.	4.750%	5/30/42	4,032	3,593
	CSX Corp.	4.400%	3/1/43	2,438	2,066
	CSX Corp.	4.100%	3/15/44	8,054	6,519
	CSX Corp.	3.800%	11/1/46	5,664	4,281
	CSX Corp.	4.750%	11/15/48	5,090	4,391
	CSX Corp.	4.500%	3/15/49	3,803	3,149
	CSX Corp.	3.950%	5/1/50	3,787	2,868
	CSX Corp.	2.500%	5/15/51	1,653	928
	CSX Corp.	4.500%	11/15/52	333	274
	CSX Corp.	4.500%	8/1/54	3,274	2,664
	CSX Corp.	4.900%	3/15/55	6,615	5,766
	CSX Corp.	4.250%	11/1/66	4,634	3,449
	CSX Corp.	4.650%	3/1/68	3,481	2,768
	Cummins Inc.	5.450%	2/20/54	8,979	8,456
	Deere & Co.	3.900%	6/9/42	7,582	6,294
	Deere & Co.	2.875%	9/7/49	5,419	3,471
	Deere & Co.	3.750%	4/15/50	8,270	6,256
	Deere & Co.	5.700%	1/19/55	1,420	1,429
	Dover Corp.	5.375%	10/15/35	2,405	2,448
	Dover Corp.	5.375%	3/1/41	2,574	2,440
	Eaton Corp.	4.150%	11/2/42	7,368	6,155
	Eaton Corp.	4.700%	8/23/52	1,908	1,648
	Emerson Electric Co.	5.250%	11/15/39	1,545	1,538
	Emerson Electric Co.	2.750%	10/15/50	2,240	1,357
	Emerson Electric Co.	2.800%	12/21/51	4,251	2,583
[3]	FedEx Corp.	3.250%	5/15/41	3,064	2,122
[3]	FedEx Corp.	5.100%	1/15/44	342	291
[3]	FedEx Corp.	4.100%	2/1/45	223	165
[3]	FedEx Corp.	4.750%	11/15/45	7,786	6,342
[3]	FedEx Corp.	4.550%	4/1/46	8,851	7,029
[3]	FedEx Corp.	4.400%	1/15/47	6,016	4,603
[3]	FedEx Corp.	4.050%	2/15/48	5,377	3,848
[3]	FedEx Corp.	4.950%	10/17/48	4,369	3,571
[3]	FedEx Corp.	5.250%	5/15/50	3,711	3,195
	Fortive Corp.	4.300%	6/15/46	3,075	2,432
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	5,606	5,315
	General Dynamics Corp.	4.950%	8/15/35	2,550	2,510
	General Dynamics Corp.	4.250%	4/1/40	2,379	2,081
	General Dynamics Corp.	2.850%	6/1/41	3,455	2,469
	General Dynamics Corp.	3.600%	11/15/42	2,998	2,339
[1]	General Electric Co.	5.875%	1/14/38	1,368	1,433
[1]	General Electric Co.	6.875%	1/10/39	4,900	5,601
	General Electric Co.	4.500%	3/11/44	3,533	3,050
	Honeywell International Inc.	5.700%	3/15/36	3,760	3,879
	Honeywell International Inc.	5.700%	3/15/37	3,443	3,542
	Honeywell International Inc.	3.812%	11/21/47	3,189	2,393
	Honeywell International Inc.	5.250%	3/1/54	11,314	10,496
	Honeywell International Inc.	5.350%	3/1/64	4,945	4,498
	Illinois Tool Works Inc.	4.875%	9/15/41	6,723	6,195
	Illinois Tool Works Inc.	3.900%	9/1/42	7,544	6,081
	Ingersoll Rand Inc.	5.700%	6/15/54	2,950	2,841
[1]	Johnson Controls International plc	6.000%	1/15/36	1,390	1,462
[1]	Johnson Controls International plc	4.625%	7/2/44	3,585	2,991
	Johnson Controls International plc	4.500%	2/15/47	1,353	1,106
	L3Harris Technologies Inc.	6.150%	12/15/40	2,434	2,514
	L3Harris Technologies Inc.	5.600%	7/31/53	5,571	5,304
	Lockheed Martin Corp.	4.500%	5/15/36	6,169	5,833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lockheed Martin Corp.	6.150%	9/1/36	699	757
	Lockheed Martin Corp.	4.070%	12/15/42	8,995	7,414
	Lockheed Martin Corp.	3.800%	3/1/45	9,533	7,379
	Lockheed Martin Corp.	2.800%	6/15/50	4,897	2,978
	Lockheed Martin Corp.	4.090%	9/15/52	6,546	5,038
	Lockheed Martin Corp.	4.150%	6/15/53	5,311	4,099
	Lockheed Martin Corp.	5.700%	11/15/54	6,813	6,710
	Lockheed Martin Corp.	5.200%	2/15/55	7,190	6,601
	Lockheed Martin Corp.	5.900%	11/15/63	4,141	4,194
	Lockheed Martin Corp.	5.200%	2/15/64	5,107	4,577
[1]	Nature Conservancy	3.957%	3/1/52	2,030	1,539
	Norfolk Southern Corp.	4.837%	10/1/41	5,184	4,643
	Norfolk Southern Corp.	3.950%	10/1/42	4,582	3,645
	Norfolk Southern Corp.	3.942%	11/1/47	4,328	3,279
	Norfolk Southern Corp.	4.150%	2/28/48	5,654	4,423
	Norfolk Southern Corp.	4.100%	5/15/49	2,303	1,762
	Norfolk Southern Corp.	3.400%	11/1/49	3,993	2,715
	Norfolk Southern Corp.	3.050%	5/15/50	8,619	5,478
	Norfolk Southern Corp.	4.550%	6/1/53	8,952	7,325
	Norfolk Southern Corp.	5.350%	8/1/54	8,038	7,518
	Norfolk Southern Corp.	3.155%	5/15/55	6,727	4,166
	Norfolk Southern Corp.	5.950%	3/15/64	6,034	5,992
	Norfolk Southern Corp.	4.100%	5/15/21	1,469	984
	Northrop Grumman Corp.	5.150%	5/1/40	416	397
	Northrop Grumman Corp.	5.050%	11/15/40	367	344
	Northrop Grumman Corp.	4.750%	6/1/43	7,318	6,471
	Northrop Grumman Corp.	3.850%	4/15/45	5,324	4,107
	Northrop Grumman Corp.	4.030%	10/15/47	18,356	14,209
	Northrop Grumman Corp.	4.950%	3/15/53	6,546	5,748
	Northrop Grumman Corp.	5.200%	6/1/54	3,751	3,413
	Otis Worldwide Corp.	3.112%	2/15/40	3,373	2,524
	Otis Worldwide Corp.	3.362%	2/15/50	7,723	5,169
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	2,931	3,138
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	6,180	5,185
	Parker-Hannifin Corp.	4.100%	3/1/47	2,560	2,002
	Parker-Hannifin Corp.	4.000%	6/14/49	441	337
	Republic Services Inc.	6.200%	3/1/40	591	627
	Republic Services Inc.	5.700%	5/15/41	3,520	3,555
	Republic Services Inc.	3.050%	3/1/50	2,883	1,888
	Rockwell Automation Inc.	4.200%	3/1/49	4,001	3,206
	Rockwell Automation Inc.	2.800%	8/15/61	2,820	1,572
	RTX Corp.	6.050%	6/1/36	3,262	3,444
	RTX Corp.	6.125%	7/15/38	432	456
	RTX Corp.	4.450%	11/16/38	8,574	7,701
	RTX Corp.	4.875%	10/15/40	3,904	3,583
	RTX Corp.	4.500%	6/1/42	22,176	19,182
	RTX Corp.	4.150%	5/15/45	216	173
	RTX Corp.	3.750%	11/1/46	11,046	8,223
	RTX Corp.	4.350%	4/15/47	3,535	2,875
	RTX Corp.	4.050%	5/4/47	3,739	2,893
	RTX Corp.	4.625%	11/16/48	1,705	1,429
	RTX Corp.	3.125%	7/1/50	5,190	3,322
	RTX Corp.	2.820%	9/1/51	7,816	4,663
	RTX Corp.	3.030%	3/15/52	5,608	3,476
	RTX Corp.	5.375%	2/27/53	6,590	6,131
	RTX Corp.	6.400%	3/15/54	8,821	9,422
	Trane Technologies Financing Ltd.	4.650%	11/1/44	1,331	1,136
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	3,397	3,345
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,674	1,330
	Union Pacific Corp.	2.891%	4/6/36	7,615	6,191
	Union Pacific Corp.	3.600%	9/15/37	838	713
	Union Pacific Corp.	3.200%	5/20/41	5,034	3,751
	Union Pacific Corp.	4.050%	11/15/45	3,818	3,034
	Union Pacific Corp.	3.350%	8/15/46	1,411	991
	Union Pacific Corp.	4.000%	4/15/47	2,187	1,703
	Union Pacific Corp.	3.250%	2/5/50	13,407	9,021
	Union Pacific Corp.	3.799%	10/1/51	3,764	2,756
	Union Pacific Corp.	2.950%	3/10/52	5,650	3,490
	Union Pacific Corp.	3.500%	2/14/53	11,236	7,725
	Union Pacific Corp.	3.950%	8/15/59	3,507	2,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.839%	3/20/60	15,331	10,732
	Union Pacific Corp.	2.973%	9/16/62	6,930	3,899
	Union Pacific Corp.	4.100%	9/15/67	3,627	2,601
	Union Pacific Corp.	3.750%	2/5/70	3,867	2,557
	Union Pacific Corp.	3.799%	4/6/71	4,526	3,001
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	5,073	5,078
[1]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	1,085	1,062
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	9,259	9,197
	United Parcel Service Inc.	6.200%	1/15/38	9,997	10,658
	United Parcel Service Inc.	5.200%	4/1/40	3,760	3,587
	United Parcel Service Inc.	4.875%	11/15/40	3,696	3,394
	United Parcel Service Inc.	3.400%	11/15/46	3,305	2,304
	United Parcel Service Inc.	3.750%	11/15/47	4,200	3,084
	United Parcel Service Inc.	4.250%	3/15/49	6,298	4,940
	United Parcel Service Inc.	5.300%	4/1/50	7,213	6,622
	United Parcel Service Inc.	5.050%	3/3/53	2,960	2,604
	United Parcel Service Inc.	5.950%	5/14/55	6,200	6,166
	United Parcel Service Inc.	5.600%	5/22/64	6,405	5,969
	United Parcel Service Inc.	6.050%	5/14/65	4,550	4,530
	Valmont Industries Inc.	5.000%	10/1/44	3,686	3,227
	Valmont Industries Inc.	5.250%	10/1/54	2,128	1,857
[2]	Waste Connections Inc.	5.250%	9/1/35	2,125	2,144
	Waste Connections Inc.	3.050%	4/1/50	4,106	2,633
	Waste Connections Inc.	2.950%	1/15/52	4,767	2,949
	Waste Management Inc.	2.950%	6/1/41	2,753	1,984
	Waste Management Inc.	4.100%	3/1/45	3,090	2,512
	Waste Management Inc.	5.350%	10/15/54	7,021	6,640
	WW Grainger Inc.	4.600%	6/15/45	7,294	6,306
	WW Grainger Inc.	4.200%	5/15/47	2,389	1,901
	Xylem Inc.	4.375%	11/1/46	1,292	1,033
					930,836
Materials (3.4%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	5,101	3,640
	Air Products and Chemicals Inc.	2.800%	5/15/50	3,785	2,342
	Albemarle Corp.	5.450%	12/1/44	1,300	1,057
	Albemarle Corp.	5.650%	6/1/52	3,038	2,437
	ArcelorMittal SA	7.000%	10/15/39	5,249	5,697
	ArcelorMittal SA	6.750%	3/1/41	1,510	1,551
	ArcelorMittal SA	6.350%	6/17/54	2,500	2,444
	Barrick Mining Corp.	6.450%	10/15/35	2,239	2,399
	Barrick North America Finance LLC	5.750%	5/1/43	7,525	7,354
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	6,144	6,201
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	18,258	16,833
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	176	169
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,478	1,273
	CF Industries Inc.	4.950%	6/1/43	4,843	4,147
	CF Industries Inc.	5.375%	3/15/44	3,071	2,760
	CRH America Finance Inc.	5.875%	1/9/55	1,005	987
	Dow Chemical Co.	9.400%	5/15/39	2,401	3,044
	Dow Chemical Co.	5.250%	11/15/41	5,026	4,466
	Dow Chemical Co.	4.375%	11/15/42	9,451	7,443
	Dow Chemical Co.	5.550%	11/30/48	7,819	6,962
	Dow Chemical Co.	3.600%	11/15/50	7,115	4,640
	Dow Chemical Co.	5.600%	2/15/54	6,384	5,642
	Dow Chemical Co.	5.950%	3/15/55	573	531
	DuPont de Nemours Inc.	5.319%	11/15/38	6,521	6,653
	DuPont de Nemours Inc.	5.419%	11/15/48	9,407	9,249
	Eastman Chemical Co.	4.650%	10/15/44	10,352	8,505
	Ecolab Inc.	2.125%	8/15/50	3,477	1,831
	Ecolab Inc.	2.700%	12/15/51	6,572	3,926
	Ecolab Inc.	2.750%	8/18/55	2,876	1,663
	FMC Corp.	4.500%	10/1/49	2,436	1,730
	FMC Corp.	6.375%	5/18/53	1,500	1,379
	Freeport-McMoRan Inc.	5.450%	3/15/43	8,646	7,998
	International Flavors & Fragrances Inc.	5.000%	9/26/48	4,631	3,804
	International Paper Co.	6.000%	11/15/41	6,334	6,252
	International Paper Co.	4.800%	6/15/44	6,168	5,206
	International Paper Co.	4.400%	8/15/47	3,761	2,932
	Lafarge SA	7.125%	7/15/36	3,464	3,804

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Linde Inc.	3.550%	11/7/42	5,743	4,422
Linde Inc.	2.000%	8/10/50	2,454	1,246
LYB International Finance BV	5.250%	7/15/43	3,412	2,959
LYB International Finance BV	4.875%	3/15/44	5,953	4,913
LYB International Finance III LLC	3.375%	10/1/40	9,865	7,071
LYB International Finance III LLC	4.200%	10/15/49	352	252
LYB International Finance III LLC	4.200%	5/1/50	5,499	3,924
LYB International Finance III LLC	3.625%	4/1/51	6,840	4,407
LyondellBasell Industries NV	4.625%	2/26/55	2,636	1,996
Martin Marietta Materials Inc.	3.200%	7/15/51	8,220	5,223
Martin Marietta Materials Inc.	5.500%	12/1/54	5,843	5,468
Mosaic Co.	4.875%	11/15/41	2,560	2,217
Mosaic Co.	5.625%	11/15/43	1,900	1,783
Newmont Corp.	6.250%	10/1/39	1,860	1,978
Newmont Corp.	4.875%	3/15/42	8,877	8,048
Newmont Corp.	5.450%	6/9/44	6,857	6,495
Newmont Corp.	4.200%	5/13/50	3,245	2,533
Nucor Corp.	5.100%	6/1/35	1,730	1,697
Nucor Corp.	6.400%	12/1/37	1,657	1,792
Nucor Corp.	5.200%	8/1/43	3,706	3,491
Nucor Corp.	3.850%	4/1/52	4,916	3,585
Nutrien Ltd.	5.875%	12/1/36	6,548	6,653
Nutrien Ltd.	4.900%	6/1/43	6,520	5,706
Nutrien Ltd.	5.000%	4/1/49	210	182
Nutrien Ltd.	3.950%	5/13/50	4,814	3,481
Nutrien Ltd.	5.800%	3/27/53	7,529	7,245
Packaging Corp. of America	4.050%	12/15/49	920	679
Packaging Corp. of America	3.050%	10/1/51	4,703	2,848
Rio Tinto Alcan Inc.	5.750%	6/1/35	2,263	2,377
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	7,237	6,943
Rio Tinto Finance USA Ltd.	2.750%	11/2/51	10,364	6,093
Rio Tinto Finance USA plc	4.750%	3/22/42	750	666
Rio Tinto Finance USA plc	4.125%	8/21/42	4,460	3,673
Rio Tinto Finance USA plc	5.750%	3/14/55	12,992	12,648
Rio Tinto Finance USA plc	5.875%	3/14/65	750	730
RPM International Inc.	5.250%	6/1/45	1,635	1,478
RPM International Inc.	4.250%	1/15/48	1,520	1,235
Sherwin-Williams Co.	4.000%	12/15/42	2,237	1,740
Sherwin-Williams Co.	4.550%	8/1/45	3,244	2,674
Sherwin-Williams Co.	4.500%	6/1/47	7,733	6,335
Sherwin-Williams Co.	3.800%	8/15/49	880	630
Sherwin-Williams Co.	3.300%	5/15/50	168	110
Smurfit Kappa Treasury ULC	5.777%	4/3/54	7,441	7,088
Sonoco Products Co.	5.750%	11/1/40	938	910
Southern Copper Corp.	6.750%	4/16/40	7,306	7,754
Southern Copper Corp.	5.250%	11/8/42	7,137	6,445
Southern Copper Corp.	5.875%	4/23/45	8,562	8,149
Steel Dynamics Inc.	3.250%	10/15/50	2,899	1,839
Steel Dynamics Inc.	5.750%	5/15/55	1,528	1,439
Vale Overseas Ltd.	6.875%	11/21/36	5,501	5,880
Vale Overseas Ltd.	6.875%	11/10/39	4,036	4,293
Vale Overseas Ltd.	6.400%	6/28/54	9,740	9,235
Vulcan Materials Co.	4.500%	6/15/47	553	455
Vulcan Materials Co.	5.700%	12/1/54	7,440	7,160
Westlake Corp.	2.875%	8/15/41	4,258	2,799
Westlake Corp.	4.375%	11/15/47	3,002	2,254
Westlake Corp.	3.125%	8/15/51	5,612	3,308
Westlake Corp.	3.375%	8/15/61	2,565	1,452
				379,037
Real Estate (1.4%)
Alexandria Real Estate Equities Inc.	5.250%	5/15/36	2,716	2,581
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,586	1,282
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	4,048	2,364
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	9,469	6,165
Alexandria Real Estate Equities Inc.	5.150%	4/15/53	4,033	3,392
Alexandria Real Estate Equities Inc.	5.625%	5/15/54	4,244	3,821
American Homes 4 Rent LP	3.375%	7/15/51	1,815	1,159
American Homes 4 Rent LP	4.300%	4/15/52	2,687	2,032
American Tower Corp.	3.700%	10/15/49	2,523	1,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	3.100%	6/15/50	4,816	3,041
	American Tower Corp.	2.950%	1/15/51	7,642	4,677
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	810	620
[1]	AvalonBay Communities Inc.	4.150%	7/1/47	1,368	1,073
[1]	AvalonBay Communities Inc.	4.350%	4/15/48	1,315	1,063
	Camden Property Trust	3.350%	11/1/49	3,328	2,287
	CBRE Services Inc.	5.500%	6/15/35	2,550	2,513
	Crown Castle Inc.	2.900%	4/1/41	4,155	2,889
	Crown Castle Inc.	5.200%	2/15/49	2,621	2,272
	Crown Castle Inc.	4.000%	11/15/49	1,717	1,236
	Crown Castle Inc.	4.150%	7/1/50	5,217	3,856
	Crown Castle Inc.	3.250%	1/15/51	7,036	4,438
	Equinix Inc.	3.000%	7/15/50	3,212	1,963
	Equinix Inc.	2.950%	9/15/51	2,802	1,674
	Equinix Inc.	3.400%	2/15/52	3,183	2,085
	ERP Operating LP	4.500%	7/1/44	3,759	3,190
	ERP Operating LP	4.500%	6/1/45	2,759	2,296
	ERP Operating LP	4.000%	8/1/47	1,312	991
	Essex Portfolio LP	4.500%	3/15/48	2,612	2,152
	Essex Portfolio LP	2.650%	9/1/50	450	258
	Extra Space Storage LP	5.400%	6/15/35	2,065	2,026
	Federal Realty OP LP	4.500%	12/1/44	279	230
	GLP Capital LP	6.250%	9/15/54	2,010	1,902
	Healthpeak OP LLC	6.750%	2/1/41	2,626	2,822
	Kilroy Realty LP	6.250%	1/15/36	150	146
	Kimco Realty OP LLC	4.850%	3/1/35	5,119	4,910
	Kimco Realty OP LLC	4.250%	4/1/45	2,500	1,984
	Kimco Realty OP LLC	3.700%	10/1/49	2,797	1,962
	Mid-America Apartments LP	2.875%	9/15/51	3,135	1,901
	NNN REIT Inc.	4.800%	10/15/48	1,276	1,060
	NNN REIT Inc.	3.100%	4/15/50	957	592
	NNN REIT Inc.	3.000%	4/15/52	9,236	5,506
	Prologis LP	4.375%	9/15/48	2,572	2,078
	Prologis LP	3.000%	4/15/50	6,282	3,951
	Prologis LP	2.125%	10/15/50	5,918	3,043
	Prologis LP	5.250%	6/15/53	2,133	1,953
	Prologis LP	5.250%	3/15/54	4,447	4,069
	Realty Income Corp.	4.650%	3/15/47	3,338	2,802
	Realty Income Corp.	5.375%	9/1/54	3,725	3,487
	Regency Centers LP	4.400%	2/1/47	1,000	814
	Regency Centers LP	4.650%	3/15/49	2,363	1,985
	Simon Property Group LP	4.750%	3/15/42	3,414	2,988
	Simon Property Group LP	4.250%	11/30/46	2,537	2,006
	Simon Property Group LP	3.250%	9/13/49	11,209	7,346
	Simon Property Group LP	3.800%	7/15/50	4,570	3,271
	Simon Property Group LP	6.650%	1/15/54	2,148	2,311
	Ventas Realty LP	5.700%	9/30/43	3,879	3,673
	Ventas Realty LP	4.375%	2/1/45	1,942	1,546
	VICI Properties LP	5.625%	5/15/52	3,208	2,868
	VICI Properties LP	6.125%	4/1/54	3,235	3,101
	Welltower OP LLC	6.500%	3/15/41	2,124	2,275
	Weyerhaeuser Co.	4.000%	3/9/52	2,375	1,721
					151,475
Technology (8.9%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	3,664	2,996
	Analog Devices Inc.	2.800%	10/1/41	139	99
	Analog Devices Inc.	2.950%	10/1/51	7,020	4,404
	Analog Devices Inc.	5.300%	4/1/54	2,882	2,698
	Apple Inc.	4.500%	2/23/36	2,257	2,215
	Apple Inc.	2.375%	2/8/41	6,164	4,225
	Apple Inc.	3.850%	5/4/43	19,756	16,180
	Apple Inc.	4.450%	5/6/44	3,996	3,572
	Apple Inc.	3.450%	2/9/45	13,382	10,201
	Apple Inc.	4.375%	5/13/45	14,929	12,953
	Apple Inc.	4.650%	2/23/46	14,604	13,092
	Apple Inc.	3.850%	8/4/46	11,913	9,446
	Apple Inc.	4.250%	2/9/47	6,615	5,561
	Apple Inc.	3.750%	9/12/47	7,468	5,758
	Apple Inc.	2.950%	9/11/49	11,669	7,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.650%	5/11/50	12,747	7,775
	Apple Inc.	2.400%	8/20/50	9,125	5,271
	Apple Inc.	2.650%	2/8/51	1,023	619
	Apple Inc.	2.700%	8/5/51	13,715	8,350
	Apple Inc.	3.950%	8/8/52	3,698	2,874
	Apple Inc.	2.550%	8/20/60	14,396	8,078
	Apple Inc.	2.800%	2/8/61	11,831	6,817
	Apple Inc.	2.850%	8/5/61	8,904	5,216
	Applied Materials Inc.	5.100%	10/1/35	3,555	3,604
	Applied Materials Inc.	5.850%	6/15/41	2,061	2,137
	Applied Materials Inc.	4.350%	4/1/47	7,143	5,938
	Applied Materials Inc.	2.750%	6/1/50	5,678	3,452
[3]	Broadcom Inc.	3.137%	11/15/35	9,116	7,550
[3]	Broadcom Inc.	3.187%	11/15/36	15,163	12,322
[3]	Broadcom Inc.	4.926%	5/15/37	18,530	17,674
[3]	Broadcom Inc.	3.500%	2/15/41	12,929	10,014
[3]	Broadcom Inc.	3.750%	2/15/51	8,309	6,021
	Cisco Systems Inc.	5.900%	2/15/39	14,066	14,783
	Cisco Systems Inc.	5.500%	1/15/40	1,653	1,674
	Cisco Systems Inc.	5.300%	2/26/54	13,881	13,118
	Cisco Systems Inc.	5.350%	2/26/64	7,465	7,004
	Corning Inc.	4.700%	3/15/37	2,055	1,937
	Corning Inc.	4.750%	3/15/42	1,263	1,098
	Corning Inc.	5.350%	11/15/48	290	264
	Corning Inc.	5.850%	11/15/68	2,152	2,000
	Corning Inc.	5.450%	11/15/79	8,152	7,054
	Dell International LLC	8.100%	7/15/36	7,526	8,899
	Dell International LLC	3.375%	12/15/41	6,998	5,068
	Dell International LLC	8.350%	7/15/46	920	1,134
	Dell International LLC	3.450%	12/15/51	4,394	2,898
	Fidelity National Information Services Inc.	3.100%	3/1/41	967	691
	Fiserv Inc.	4.400%	7/1/49	15,168	11,907
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	7,685	7,675
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	14,845	13,820
	HP Inc.	6.000%	9/15/41	6,728	6,566
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	3,068	2,787
	Intel Corp.	4.600%	3/25/40	2,827	2,398
	Intel Corp.	2.800%	8/12/41	5,049	3,280
	Intel Corp.	4.800%	10/1/41	4,491	3,759
	Intel Corp.	5.625%	2/10/43	2,261	2,079
	Intel Corp.	4.900%	7/29/45	2,270	1,869
	Intel Corp.	4.100%	5/19/46	11,322	8,202
	Intel Corp.	4.100%	5/11/47	10,856	7,815
	Intel Corp.	3.734%	12/8/47	2,695	1,827
	Intel Corp.	3.250%	11/15/49	16,320	9,972
	Intel Corp.	4.750%	3/25/50	6,679	5,244
	Intel Corp.	3.050%	8/12/51	12,864	7,378
	Intel Corp.	4.900%	8/5/52	10,385	8,269
	Intel Corp.	5.700%	2/10/53	6,993	6,278
	Intel Corp.	5.600%	2/21/54	3,967	3,525
	Intel Corp.	3.100%	2/15/60	12,644	6,808
	Intel Corp.	4.950%	3/25/60	5,368	4,161
	Intel Corp.	3.200%	8/12/61	5,395	2,947
	Intel Corp.	5.050%	8/5/62	8,186	6,409
	Intel Corp.	5.900%	2/10/63	4,994	4,517
	International Business Machines Corp.	4.150%	5/15/39	12,846	11,048
	International Business Machines Corp.	2.850%	5/15/40	8,955	6,436
	International Business Machines Corp.	4.000%	6/20/42	5,784	4,677
	International Business Machines Corp.	4.250%	5/15/49	19,583	15,427
	International Business Machines Corp.	2.950%	5/15/50	1,138	701
	International Business Machines Corp.	3.430%	2/9/52	7,068	4,694
	International Business Machines Corp.	4.900%	7/27/52	596	515
[1]	International Business Machines Corp.	5.700%	2/10/55	4,490	4,319
	Intuit Inc.	5.500%	9/15/53	3,522	3,401
	KLA Corp.	5.000%	3/15/49	3,209	2,879
	KLA Corp.	3.300%	3/1/50	402	271
	KLA Corp.	4.950%	7/15/52	9,656	8,572
	KLA Corp.	5.250%	7/15/62	4,576	4,138
	Kyndryl Holdings Inc.	4.100%	10/15/41	4,227	3,261
	Lam Research Corp.	4.875%	3/15/49	2,455	2,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lam Research Corp.	2.875%	6/15/50	8,096	5,085
	Lam Research Corp.	3.125%	6/15/60	3,136	1,876
	Micron Technology Inc.	6.050%	11/1/35	2,110	2,151
	Micron Technology Inc.	3.366%	11/1/41	2,958	2,104
	Micron Technology Inc.	3.477%	11/1/51	3,805	2,496
	Microsoft Corp.	4.200%	11/3/35	4,054	3,946
	Microsoft Corp.	3.450%	8/8/36	13,566	11,995
	Microsoft Corp.	4.100%	2/6/37	6,144	5,791
	Microsoft Corp.	5.200%	6/1/39	6,649	6,871
	Microsoft Corp.	4.500%	10/1/40	7,420	7,059
	Microsoft Corp.	3.500%	11/15/42	4,057	3,261
	Microsoft Corp.	3.750%	2/12/45	4,461	3,688
	Microsoft Corp.	3.700%	8/8/46	12,755	10,113
	Microsoft Corp.	4.250%	2/6/47	1,558	1,371
	Microsoft Corp.	4.500%	6/15/47	6,297	5,617
[4]	Microsoft Corp.	2.525%	6/1/50	44,454	26,995
	Microsoft Corp.	2.500%	9/15/50	7,271	4,379
	Microsoft Corp.	2.921%	3/17/52	21,635	14,079
	Microsoft Corp.	3.950%	8/8/56	1,783	1,391
	Microsoft Corp.	2.675%	6/1/60	25,465	14,730
	Microsoft Corp.	3.041%	3/17/62	9,811	6,168
	Moody's Corp.	2.750%	8/19/41	1,079	736
	Moody's Corp.	5.250%	7/15/44	5,576	5,172
	Moody's Corp.	4.875%	12/17/48	2,811	2,450
	Moody's Corp.	3.250%	5/20/50	1,192	775
	Moody's Corp.	3.750%	2/25/52	2,528	1,829
	NVIDIA Corp.	3.500%	4/1/40	1,747	1,437
	NVIDIA Corp.	3.500%	4/1/50	15,721	11,496
	NXP BV	3.250%	5/11/41	7,543	5,370
	NXP BV	3.125%	2/15/42	1,807	1,245
	NXP BV	3.250%	11/30/51	2,377	1,472
	Oracle Corp.	5.500%	8/3/35	9,300	9,346
	Oracle Corp.	3.850%	7/15/36	6,211	5,346
	Oracle Corp.	3.800%	11/15/37	13,354	11,133
	Oracle Corp.	6.500%	4/15/38	4,436	4,723
	Oracle Corp.	6.125%	7/8/39	10,029	10,284
	Oracle Corp.	3.600%	4/1/40	15,222	11,879
	Oracle Corp.	5.375%	7/15/40	14,273	13,499
	Oracle Corp.	3.650%	3/25/41	16,122	12,358
	Oracle Corp.	4.500%	7/8/44	8,662	7,131
	Oracle Corp.	4.125%	5/15/45	4,664	3,592
	Oracle Corp.	4.000%	7/15/46	13,180	9,880
	Oracle Corp.	4.000%	11/15/47	1,311	975
	Oracle Corp.	3.600%	4/1/50	28,784	19,516
	Oracle Corp.	3.950%	3/25/51	20,809	14,904
	Oracle Corp.	6.900%	11/9/52	13,696	14,768
	Oracle Corp.	5.550%	2/6/53	3,788	3,463
	Oracle Corp.	5.375%	9/27/54	13,033	11,565
	Oracle Corp.	6.000%	8/3/55	6,749	6,546
	Oracle Corp.	3.850%	4/1/60	18,769	12,478
	Oracle Corp.	4.100%	3/25/61	10,384	7,234
	Oracle Corp.	5.500%	9/27/64	5,289	4,646
	Oracle Corp.	6.125%	8/3/65	3,440	3,339
	QUALCOMM Inc.	4.800%	5/20/45	10,998	9,798
	QUALCOMM Inc.	4.300%	5/20/47	10,336	8,440
	QUALCOMM Inc.	6.000%	5/20/53	9,948	10,213
	Quanta Services Inc.	3.050%	10/1/41	4,109	2,838
	S&P Global Inc.	3.250%	12/1/49	4,519	3,123
	S&P Global Inc.	3.700%	3/1/52	7,913	5,838
	S&P Global Inc.	2.300%	8/15/60	6,579	3,256
	Salesforce Inc.	2.700%	7/15/41	9,338	6,528
	Salesforce Inc.	2.900%	7/15/51	7,780	4,825
	Salesforce Inc.	3.050%	7/15/61	6,461	3,810
	Synopsys Inc.	5.700%	4/1/55	13,241	12,626
	Texas Instruments Inc.	3.875%	3/15/39	8,735	7,553
	Texas Instruments Inc.	4.150%	5/15/48	2,696	2,153
	Texas Instruments Inc.	2.700%	9/15/51	2,577	1,519
	Texas Instruments Inc.	4.100%	8/16/52	3,432	2,632
	Texas Instruments Inc.	5.000%	3/14/53	5,168	4,623
	Texas Instruments Inc.	5.150%	2/8/54	1,501	1,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	5.050%	5/18/63	4,030	3,551
[1]	TR Finance LLC	5.500%	8/15/35	67	66
[1]	TR Finance LLC	5.850%	4/15/40	2,819	2,839
[1]	TR Finance LLC	5.650%	11/23/43	2,158	2,025
	TSMC Arizona Corp.	3.125%	10/25/41	4,655	3,526
	TSMC Arizona Corp.	3.250%	10/25/51	5,517	3,883
	TSMC Arizona Corp.	4.500%	4/22/52	4,972	4,364
	Verisk Analytics Inc.	3.625%	5/15/50	3,234	2,242
					979,755
Utilities (13.4%)
	AEP Texas Inc.	3.800%	10/1/47	2,827	2,003
[1]	AEP Texas Inc.	4.150%	5/1/49	2,103	1,536
	AEP Texas Inc.	3.450%	5/15/51	175	114
	AEP Texas Inc.	5.250%	5/15/52	1,996	1,739
	AEP Transmission Co. LLC	4.000%	12/1/46	2,909	2,246
	AEP Transmission Co. LLC	3.750%	12/1/47	2,016	1,485
	AEP Transmission Co. LLC	4.250%	9/15/48	1,166	912
	AEP Transmission Co. LLC	3.800%	6/15/49	3,008	2,148
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	2,689	1,919
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	1,734	1,020
[1]	AEP Transmission Co. LLC	4.500%	6/15/52	3,651	2,965
	AEP Transmission Co. LLC	5.400%	3/15/53	4,716	4,396
	Alabama Power Co.	6.125%	5/15/38	1,615	1,712
	Alabama Power Co.	4.150%	8/15/44	1,688	1,356
	Alabama Power Co.	3.750%	3/1/45	7,099	5,405
	Alabama Power Co.	4.300%	1/2/46	1,360	1,109
[1]	Alabama Power Co.	3.700%	12/1/47	4,561	3,360
[1]	Alabama Power Co.	4.300%	7/15/48	1,345	1,084
	Alabama Power Co.	3.450%	10/1/49	1,497	1,033
	Alabama Power Co.	3.125%	7/15/51	5,290	3,374
	Alabama Power Co.	3.000%	3/15/52	697	436
	Ameren Illinois Co.	4.150%	3/15/46	1,752	1,404
	Ameren Illinois Co.	3.700%	12/1/47	7,878	5,779
	Ameren Illinois Co.	3.250%	3/15/50	2,217	1,457
	Ameren Illinois Co.	2.900%	6/15/51	726	441
	Ameren Illinois Co.	5.900%	12/1/52	4,193	4,196
	Ameren Illinois Co.	5.625%	3/1/55	1,445	1,393
	American Electric Power Co. Inc.	3.250%	3/1/50	2,391	1,509
	American Water Capital Corp.	6.593%	10/15/37	5,477	5,999
	American Water Capital Corp.	4.300%	12/1/42	3,344	2,781
	American Water Capital Corp.	4.300%	9/1/45	328	269
	American Water Capital Corp.	4.000%	12/1/46	2,102	1,614
	American Water Capital Corp.	3.750%	9/1/47	4,051	2,994
	American Water Capital Corp.	4.200%	9/1/48	3,884	3,054
	American Water Capital Corp.	4.150%	6/1/49	3,032	2,346
	American Water Capital Corp.	3.250%	6/1/51	2,981	1,953
	American Water Capital Corp.	5.450%	3/1/54	1,617	1,520
	Appalachian Power Co.	7.000%	4/1/38	4,818	5,275
	Appalachian Power Co.	4.400%	5/15/44	2,854	2,265
	Appalachian Power Co.	4.450%	6/1/45	936	739
[1]	Appalachian Power Co.	3.700%	5/1/50	1,773	1,199
	Arizona Public Service Co.	5.050%	9/1/41	2,120	1,901
	Arizona Public Service Co.	4.500%	4/1/42	2,745	2,273
	Arizona Public Service Co.	4.350%	11/15/45	3,461	2,749
	Arizona Public Service Co.	3.750%	5/15/46	4,707	3,408
	Arizona Public Service Co.	4.200%	8/15/48	1,677	1,260
	Arizona Public Service Co.	4.250%	3/1/49	1,410	1,060
	Arizona Public Service Co.	3.500%	12/1/49	2,364	1,574
	Atmos Energy Corp.	5.500%	6/15/41	4,014	3,955
	Atmos Energy Corp.	4.150%	1/15/43	1,202	983
	Atmos Energy Corp.	4.125%	10/15/44	6,073	4,928
	Atmos Energy Corp.	4.300%	10/1/48	271	218
	Atmos Energy Corp.	4.125%	3/15/49	3,931	3,052
	Atmos Energy Corp.	2.850%	2/15/52	5,428	3,246
	Atmos Energy Corp.	5.750%	10/15/52	631	617
	Atmos Energy Corp.	6.200%	11/15/53	2,964	3,102
	Atmos Energy Corp.	5.000%	12/15/54	4,882	4,308
	Avista Corp.	4.350%	6/1/48	2,721	2,142
	Avista Corp.	4.000%	4/1/52	2,750	1,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore Gas & Electric Co.	5.450%	6/1/35	1,500	1,512
	Baltimore Gas & Electric Co.	3.500%	8/15/46	4,228	3,008
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,136	831
	Baltimore Gas & Electric Co.	4.250%	9/15/48	2,041	1,614
	Baltimore Gas & Electric Co.	3.200%	9/15/49	2,072	1,353
	Baltimore Gas & Electric Co.	2.900%	6/15/50	3,375	2,057
	Baltimore Gas & Electric Co.	4.550%	6/1/52	2,385	1,939
	Baltimore Gas & Electric Co.	5.400%	6/1/53	4,000	3,691
[1]	Baltimore Gas & Electric Co.	5.650%	6/1/54	939	903
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	7,647	8,054
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,916	4,087
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	5,154	4,738
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	8,902	7,439
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	2,161	1,578
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	592	475
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	3,635	2,796
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	7,782	4,600
	Black Hills Corp.	4.200%	9/15/46	2,809	2,178
	Black Hills Corp.	3.875%	10/15/49	2,758	1,949
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,289	2,791
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,876	1,476
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	3,382	2,088
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	10,529	7,124
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	1,828	1,576
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	1,755	1,604
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,172	2,151
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	2,326	2,376
	CMS Energy Corp.	4.875%	3/1/44	2,114	1,833
	CMS Energy Corp.	6.500%	6/1/55	6,480	6,396
	Commonwealth Edison Co.	5.900%	3/15/36	4,205	4,389
	Commonwealth Edison Co.	4.600%	8/15/43	625	535
	Commonwealth Edison Co.	4.700%	1/15/44	2,816	2,451
	Commonwealth Edison Co.	3.650%	6/15/46	7,558	5,540
[1]	Commonwealth Edison Co.	3.750%	8/15/47	2,258	1,659
	Commonwealth Edison Co.	4.000%	3/1/48	7,774	5,925
	Commonwealth Edison Co.	4.000%	3/1/49	365	275
[1]	Commonwealth Edison Co.	3.200%	11/15/49	2,578	1,669
	Commonwealth Edison Co.	3.000%	3/1/50	1,269	793
[1]	Commonwealth Edison Co.	3.125%	3/15/51	4,384	2,794
[1]	Commonwealth Edison Co.	2.750%	9/1/51	2,178	1,265
[1]	Commonwealth Edison Co.	3.850%	3/15/52	2,411	1,741
	Commonwealth Edison Co.	5.300%	2/1/53	4,425	4,041
	Commonwealth Edison Co.	5.650%	6/1/54	55	53
	Commonwealth Edison Co.	5.950%	6/1/55	3,600	3,610
	Connecticut Light & Power Co.	4.300%	4/15/44	3,262	2,689
[1]	Connecticut Light & Power Co.	4.150%	6/1/45	3,105	2,483
	Connecticut Light & Power Co.	4.000%	4/1/48	7,228	5,520
	Connecticut Light & Power Co.	5.250%	1/15/53	2,962	2,712
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	7,591	5,986
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	8,974	7,556
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,329	4,439
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	668	557
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,086	834
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	7,078	5,353
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	4,269	2,740
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	1,466	1,503
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	7,130	7,088
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	980	951
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	8,771	7,141
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	25	24
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	4,974	3,774
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	7,583	5,906
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	4,343	2,904
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	4,990	2,815
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	4,636	3,046
	Constellation Energy Generation LLC	5.750%	10/1/41	347	337
	Constellation Energy Generation LLC	5.600%	6/15/42	6,136	5,882
	Constellation Energy Generation LLC	6.500%	10/1/53	5,912	6,200
	Constellation Energy Generation LLC	5.750%	3/15/54	6,235	5,937
	Consumers Energy Co.	3.250%	8/15/46	5,572	3,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	3.950%	7/15/47	2,017	1,553
	Consumers Energy Co.	4.350%	4/15/49	3,735	3,075
	Consumers Energy Co.	3.750%	2/15/50	2,534	1,868
	Consumers Energy Co.	3.100%	8/15/50	8,883	5,808
	Consumers Energy Co.	3.500%	8/1/51	343	246
	Consumers Energy Co.	2.650%	8/15/52	2,011	1,203
	Consumers Energy Co.	4.200%	9/1/52	4,251	3,370
	Consumers Energy Co.	2.500%	5/1/60	2,780	1,480
[1]	Dominion Energy Inc.	5.950%	6/15/35	2,109	2,180
[1]	Dominion Energy Inc.	3.300%	4/15/41	5,430	3,896
[1]	Dominion Energy Inc.	4.900%	8/1/41	5,616	4,903
[1]	Dominion Energy Inc.	4.600%	3/15/49	1,626	1,288
[1]	Dominion Energy Inc.	4.850%	8/15/52	427	351
	Dominion Energy Inc.	6.625%	5/15/55	7,050	7,055
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	161	169
	DTE Electric Co.	4.300%	7/1/44	2,886	2,376
	DTE Electric Co.	3.700%	3/15/45	5,015	3,790
[1]	DTE Electric Co.	4.050%	5/15/48	3,301	2,588
	DTE Electric Co.	3.950%	3/1/49	4,426	3,388
	DTE Electric Co.	2.950%	3/1/50	5,101	3,238
[1]	DTE Electric Co.	3.250%	4/1/51	1,993	1,328
[1]	DTE Electric Co.	3.650%	3/1/52	2,934	2,094
	DTE Electric Co.	5.400%	4/1/53	2,749	2,601
	DTE Electric Co.	5.850%	5/15/55	1,050	1,048
	Duke Energy Carolinas LLC	6.000%	1/15/38	5,029	5,227
	Duke Energy Carolinas LLC	5.300%	2/15/40	7,852	7,694
	Duke Energy Carolinas LLC	4.250%	12/15/41	5,573	4,636
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,595	5,291
	Duke Energy Carolinas LLC	3.750%	6/1/45	6,044	4,570
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,231	1,696
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,900	1,382
	Duke Energy Carolinas LLC	3.950%	3/15/48	6,026	4,555
	Duke Energy Carolinas LLC	3.200%	8/15/49	6,110	3,997
	Duke Energy Carolinas LLC	3.450%	4/15/51	3,048	2,064
	Duke Energy Carolinas LLC	5.350%	1/15/53	7,008	6,487
	Duke Energy Carolinas LLC	5.400%	1/15/54	5,995	5,590
	Duke Energy Corp.	3.300%	6/15/41	4,999	3,638
	Duke Energy Corp.	4.800%	12/15/45	3,859	3,245
	Duke Energy Corp.	3.750%	9/1/46	4,344	3,122
	Duke Energy Corp.	3.950%	8/15/47	5,750	4,186
	Duke Energy Corp.	4.200%	6/15/49	3,432	2,592
	Duke Energy Corp.	3.500%	6/15/51	9,887	6,532
	Duke Energy Corp.	5.000%	8/15/52	2,908	2,462
	Duke Energy Corp.	5.800%	6/15/54	2,929	2,776
	Duke Energy Florida LLC	6.350%	9/15/37	1,701	1,831
	Duke Energy Florida LLC	6.400%	6/15/38	9,493	10,222
	Duke Energy Florida LLC	3.400%	10/1/46	5,848	4,073
	Duke Energy Florida LLC	4.200%	7/15/48	2,921	2,278
	Duke Energy Florida LLC	6.200%	11/15/53	3,611	3,725
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	2,178	1,424
	Duke Energy Indiana LLC	2.750%	4/1/50	2,669	1,581
	Duke Energy Indiana LLC	5.400%	4/1/53	3,120	2,882
	Duke Energy Indiana LLC	5.900%	5/15/55	750	743
	Duke Energy Ohio Inc.	5.550%	3/15/54	835	782
	Duke Energy Progress LLC	6.300%	4/1/38	1,034	1,097
	Duke Energy Progress LLC	4.100%	5/15/42	2,989	2,427
	Duke Energy Progress LLC	4.100%	3/15/43	3,034	2,450
	Duke Energy Progress LLC	4.375%	3/30/44	3,926	3,247
	Duke Energy Progress LLC	4.200%	8/15/45	4,320	3,494
	Duke Energy Progress LLC	3.700%	10/15/46	4,536	3,315
	Duke Energy Progress LLC	3.600%	9/15/47	1,977	1,403
	Duke Energy Progress LLC	2.500%	8/15/50	2,136	1,204
	Duke Energy Progress LLC	2.900%	8/15/51	3,672	2,213
	Duke Energy Progress LLC	4.000%	4/1/52	4,049	3,012
	Duke Energy Progress LLC	5.350%	3/15/53	5,354	4,932
	Duke Energy Progress LLC	5.550%	3/15/55	2,580	2,457
	El Paso Electric Co.	5.000%	12/1/44	641	543
	Emera US Finance LP	4.750%	6/15/46	8,449	6,823
	Entergy Arkansas LLC	4.200%	4/1/49	3,971	3,072
	Entergy Arkansas LLC	2.650%	6/15/51	2,942	1,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Arkansas LLC	3.350%	6/15/52	1,465	950
	Entergy Corp.	3.750%	6/15/50	4,000	2,767
	Entergy Louisiana LLC	3.100%	6/15/41	2,631	1,877
	Entergy Louisiana LLC	4.200%	9/1/48	5,737	4,451
	Entergy Louisiana LLC	4.200%	4/1/50	3,976	3,054
	Entergy Louisiana LLC	2.900%	3/15/51	3,925	2,369
	Entergy Louisiana LLC	4.750%	9/15/52	3,391	2,839
	Entergy Louisiana LLC	5.700%	3/15/54	5,188	4,957
	Entergy Louisiana LLC	5.800%	3/15/55	1,845	1,785
	Entergy Mississippi LLC	3.500%	6/1/51	2,093	1,401
	Entergy Mississippi LLC	5.850%	6/1/54	1,625	1,579
	Entergy Mississippi LLC	5.800%	4/15/55	4,884	4,727
	Entergy Texas Inc.	4.500%	3/30/39	1,848	1,644
	Entergy Texas Inc.	3.550%	9/30/49	2,669	1,825
	Entergy Texas Inc.	5.000%	9/15/52	28	24
	Entergy Texas Inc.	5.800%	9/1/53	2,927	2,815
	Entergy Texas Inc.	5.550%	9/15/54	1,845	1,711
	Essential Utilities Inc.	4.276%	5/1/49	3,738	2,813
	Essential Utilities Inc.	3.351%	4/15/50	515	328
	Essential Utilities Inc.	5.300%	5/1/52	5,627	4,954
	Evergy Kansas Central Inc.	4.125%	3/1/42	3,341	2,722
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,493	1,189
	Evergy Kansas Central Inc.	4.250%	12/1/45	2,167	1,732
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,514	977
	Evergy Metro Inc.	4.200%	6/15/47	1,523	1,193
	Evergy Metro Inc.	4.200%	3/15/48	1,613	1,255
[1]	Evergy Metro Inc.	4.125%	4/1/49	2,776	2,107
	Eversource Energy	3.450%	1/15/50	746	504
[1]	Exelon Corp.	4.950%	6/15/35	2,347	2,242
	Exelon Corp.	5.625%	6/15/35	6,280	6,335
	Exelon Corp.	5.100%	6/15/45	5,323	4,693
	Exelon Corp.	4.450%	4/15/46	2,935	2,360
	Exelon Corp.	4.700%	4/15/50	3,209	2,611
	Exelon Corp.	5.600%	3/15/53	7,197	6,696
[1]	FirstEnergy Corp.	4.850%	7/15/47	5,345	4,401
[1]	FirstEnergy Corp.	3.400%	3/1/50	5,840	3,817
	Florida Power & Light Co.	4.950%	6/1/35	1,845	1,828
	Florida Power & Light Co.	5.650%	2/1/37	390	402
	Florida Power & Light Co.	5.950%	2/1/38	2,913	3,072
	Florida Power & Light Co.	5.960%	4/1/39	2,273	2,378
	Florida Power & Light Co.	5.690%	3/1/40	6,309	6,423
	Florida Power & Light Co.	4.125%	2/1/42	4,821	4,010
	Florida Power & Light Co.	4.050%	6/1/42	5,049	4,163
	Florida Power & Light Co.	4.050%	10/1/44	4,895	3,941
	Florida Power & Light Co.	3.700%	12/1/47	5,018	3,707
	Florida Power & Light Co.	3.950%	3/1/48	3,198	2,472
	Florida Power & Light Co.	4.125%	6/1/48	1,160	916
	Florida Power & Light Co.	3.990%	3/1/49	5,955	4,573
	Florida Power & Light Co.	3.150%	10/1/49	3,127	2,050
	Florida Power & Light Co.	2.875%	12/4/51	3,018	1,853
	Florida Power & Light Co.	5.300%	4/1/53	2,603	2,422
	Florida Power & Light Co.	5.600%	6/15/54	1,250	1,213
	Florida Power & Light Co.	5.700%	3/15/55	4,935	4,862
	Florida Power & Light Co.	5.800%	3/15/65	3,979	3,909
[1]	Georgia Power Co.	4.750%	9/1/40	1,226	1,117
	Georgia Power Co.	4.300%	3/15/42	696	584
	Georgia Power Co.	4.300%	3/15/43	2,442	2,021
[1]	Georgia Power Co.	3.700%	1/30/50	6,397	4,613
[1]	Georgia Power Co.	3.250%	3/15/51	8,300	5,491
	Iberdrola International BV	6.750%	7/15/36	3,806	4,240
[1]	Idaho Power Co.	4.200%	3/1/48	5,072	3,977
[1]	Idaho Power Co.	5.700%	3/15/55	2,730	2,595
	Indiana Michigan Power Co.	6.050%	3/15/37	310	327
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	2,206	1,820
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	1,646	1,190
	Indiana Michigan Power Co.	3.250%	5/1/51	2,347	1,488
	Interstate Power & Light Co.	5.600%	6/29/35	1,300	1,309
	Interstate Power & Light Co.	6.250%	7/15/39	2,960	3,088
	Interstate Power & Light Co.	3.700%	9/15/46	1,976	1,419
	Interstate Power & Light Co.	3.500%	9/30/49	2,288	1,565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Interstate Power & Light Co.	3.100%	11/30/51	1,192	735
	Interstate Power & Light Co.	5.450%	9/30/54	2,800	2,577
	ITC Holdings Corp.	5.300%	7/1/43	1,078	966
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	4,527	4,239
	Kentucky Utilities Co.	5.125%	11/1/40	1,691	1,579
	Kentucky Utilities Co.	3.300%	6/1/50	5,281	3,465
[1]	MidAmerican Energy Co.	5.750%	11/1/35	1,407	1,460
[1]	MidAmerican Energy Co.	5.800%	10/15/36	251	262
	MidAmerican Energy Co.	4.800%	9/15/43	3,468	3,085
	MidAmerican Energy Co.	4.400%	10/15/44	4,427	3,676
	MidAmerican Energy Co.	4.250%	5/1/46	421	339
	MidAmerican Energy Co.	3.650%	8/1/48	6,085	4,430
	MidAmerican Energy Co.	4.250%	7/15/49	9,766	7,712
	MidAmerican Energy Co.	3.150%	4/15/50	3,038	1,993
	MidAmerican Energy Co.	5.850%	9/15/54	4,348	4,329
[1]	Mississippi Power Co.	3.100%	7/30/51	4,989	3,171
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	3,497	2,845
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	3,165	2,569
[1]	Nevada Power Co.	3.125%	8/1/50	2,726	1,684
	Nevada Power Co.	6.000%	3/15/54	143	141
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	3,867	2,335
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	1,045	933
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	496	459
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/55	4,005	3,875
[1]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/55	6,510	6,567
	NiSource Inc.	5.950%	6/15/41	4,158	4,111
	NiSource Inc.	5.250%	2/15/43	3,474	3,171
	NiSource Inc.	4.800%	2/15/44	4,670	4,034
	NiSource Inc.	4.375%	5/15/47	7,036	5,627
	NiSource Inc.	3.950%	3/30/48	5,379	4,022
	NiSource Inc.	5.000%	6/15/52	3,500	2,998
	NiSource Inc.	5.850%	4/1/55	3,030	2,926
	Northern States Power Co.	5.050%	5/15/35	1,450	1,447
	Northern States Power Co.	6.200%	7/1/37	80	86
	Northern States Power Co.	5.350%	11/1/39	3,303	3,273
	Northern States Power Co.	3.400%	8/15/42	3,632	2,708
	Northern States Power Co.	4.125%	5/15/44	3,058	2,460
	Northern States Power Co.	4.000%	8/15/45	2,614	2,059
	Northern States Power Co.	3.600%	9/15/47	3,372	2,451
	Northern States Power Co.	2.600%	6/1/51	3,435	2,002
	Northern States Power Co.	4.500%	6/1/52	3,504	2,884
	Northern States Power Co.	5.100%	5/15/53	6,943	6,235
	Northern States Power Co.	5.400%	3/15/54	2,725	2,559
	Northern States Power Co.	5.650%	6/15/54	860	836
	Northern States Power Co.	5.650%	5/15/55	1,950	1,894
	Northwest Natural Holding Co.	7.000%	9/15/55	2,225	2,223
	NSTAR Electric Co.	5.500%	3/15/40	2,957	2,920
	NSTAR Electric Co.	4.400%	3/1/44	1,843	1,520
	NSTAR Electric Co.	4.950%	9/15/52	2,286	1,991
	Oglethorpe Power Corp.	5.375%	11/1/40	2,404	2,283
	Oglethorpe Power Corp.	4.500%	4/1/47	4,243	3,373
	Oglethorpe Power Corp.	5.050%	10/1/48	2,435	2,098
	Oglethorpe Power Corp.	5.250%	9/1/50	1,962	1,688
	Oglethorpe Power Corp.	6.200%	12/1/53	2,933	2,899
	Oglethorpe Power Corp.	5.800%	6/1/54	2,742	2,586
	Oglethorpe Power Corp.	5.900%	2/1/55	3,750	3,615
	Ohio Edison Co.	6.875%	7/15/36	295	328
[1]	Ohio Power Co.	2.900%	10/1/51	4,799	2,818
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,835	1,415
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	2,124	1,579
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	4,968	4,735
	Oklahoma Gas & Electric Co.	5.800%	4/1/55	1,541	1,499
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	142	168
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,125	4,904
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,946	3,387
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,194	2,051
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	5,757	4,328
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	27	20
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	6,601	5,040
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	3,430	2,477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	564	360
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	4,892	2,782
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	6,406	5,530
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	2,528	2,300
	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	1,323	1,246
[3]	Oncor Electric Delivery Co. LLC	5.800%	4/1/55	3,438	3,341
	ONE Gas Inc.	4.500%	11/1/48	345	279
	Pacific Gas & Electric Co.	4.500%	7/1/40	14,007	11,496
	Pacific Gas & Electric Co.	3.300%	8/1/40	10,808	7,693
	Pacific Gas & Electric Co.	4.200%	6/1/41	165	125
	Pacific Gas & Electric Co.	4.450%	4/15/42	65	51
	Pacific Gas & Electric Co.	3.950%	12/1/47	5,030	3,473
	Pacific Gas & Electric Co.	4.950%	7/1/50	20,165	16,026
	Pacific Gas & Electric Co.	3.500%	8/1/50	13,728	8,690
	Pacific Gas & Electric Co.	5.250%	3/1/52	5,051	4,126
	Pacific Gas & Electric Co.	6.750%	1/15/53	10,576	10,524
	Pacific Gas & Electric Co.	5.900%	10/1/54	3,325	2,978
	Pacific Gas & Electric Co.	6.150%	3/1/55	725	671
	PacifiCorp	5.250%	6/15/35	221	217
	PacifiCorp	5.750%	4/1/37	7,063	7,051
	PacifiCorp	6.250%	10/15/37	5,137	5,305
	PacifiCorp	6.350%	7/15/38	2,215	2,302
	PacifiCorp	6.000%	1/15/39	3,297	3,327
	PacifiCorp	4.100%	2/1/42	1,969	1,539
	PacifiCorp	4.125%	1/15/49	5,202	3,844
	PacifiCorp	4.150%	2/15/50	6,800	5,019
	PacifiCorp	3.300%	3/15/51	710	448
	PacifiCorp	2.900%	6/15/52	5,310	3,050
	PacifiCorp	5.350%	12/1/53	4,514	3,967
	PacifiCorp	5.500%	5/15/54	5,573	5,010
	PacifiCorp	5.800%	1/15/55	9,222	8,644
	PECO Energy Co.	5.950%	10/1/36	1,726	1,809
	PECO Energy Co.	4.150%	10/1/44	975	787
	PECO Energy Co.	3.700%	9/15/47	4,452	3,252
	PECO Energy Co.	3.000%	9/15/49	3,374	2,141
	PECO Energy Co.	2.800%	6/15/50	555	337
	PECO Energy Co.	3.050%	3/15/51	30	19
	PECO Energy Co.	4.600%	5/15/52	4,186	3,454
	PECO Energy Co.	4.375%	8/15/52	4,826	3,886
	PECO Energy Co.	5.250%	9/15/54	1,975	1,815
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	797	675
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	1,573	1,102
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,055	678
	Potomac Electric Power Co.	6.500%	11/15/37	645	708
	Potomac Electric Power Co.	4.150%	3/15/43	5,071	4,103
	Potomac Electric Power Co.	5.500%	3/15/54	330	310
	PPL Electric Utilities Corp.	6.250%	5/15/39	6,738	7,279
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,389	1,126
	PPL Electric Utilities Corp.	4.150%	10/1/45	2,169	1,758
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,500	1,154
	PPL Electric Utilities Corp.	4.150%	6/15/48	5,174	4,075
	PPL Electric Utilities Corp.	3.000%	10/1/49	3,180	2,035
	PPL Electric Utilities Corp.	5.250%	5/15/53	6,066	5,632
	Progress Energy Inc.	6.000%	12/1/39	5,104	5,212
[1]	Public Service Co. of Colorado	6.250%	9/1/37	3,387	3,571
	Public Service Co. of Colorado	6.500%	8/1/38	722	774
	Public Service Co. of Colorado	4.300%	3/15/44	3,014	2,428
	Public Service Co. of Colorado	3.800%	6/15/47	5,132	3,718
	Public Service Co. of Colorado	4.100%	6/15/48	5,151	3,894
	Public Service Co. of Colorado	4.050%	9/15/49	170	126
[1]	Public Service Co. of Colorado	4.500%	6/1/52	1,766	1,398
	Public Service Co. of Colorado	5.250%	4/1/53	4,336	3,855
	Public Service Co. of Colorado	5.750%	5/15/54	4,877	4,658
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,322	1,635
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,864	1,670
[1]	Public Service Co. of Oklahoma	3.150%	8/15/51	410	252
[1]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,861	1,854
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	43	34
[1]	Public Service Electric & Gas Co.	3.800%	1/1/43	4,408	3,443
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	6,875	5,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	2,593	1,873
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	2,794	2,169
[1]	Public Service Electric & Gas Co.	3.150%	1/1/50	1,152	756
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,335	2,736
[1]	Public Service Electric & Gas Co.	3.000%	3/1/51	260	164
	Public Service Electric & Gas Co.	5.450%	8/1/53	3,572	3,391
[1]	Public Service Electric & Gas Co.	5.450%	3/1/54	5,434	5,165
	Public Service Electric & Gas Co.	5.300%	8/1/54	5,144	4,771
[1]	Public Service Electric & Gas Co.	5.500%	3/1/55	4,163	3,991
	Puget Sound Energy Inc.	6.274%	3/15/37	3,375	3,566
	Puget Sound Energy Inc.	5.795%	3/15/40	36	36
	Puget Sound Energy Inc.	5.638%	4/15/41	1,498	1,456
	Puget Sound Energy Inc.	4.223%	6/15/48	3,915	3,033
	Puget Sound Energy Inc.	3.250%	9/15/49	3,430	2,213
	Puget Sound Energy Inc.	2.893%	9/15/51	4,475	2,672
	Puget Sound Energy Inc.	5.448%	6/1/53	3,517	3,245
	Puget Sound Energy Inc.	5.685%	6/15/54	1,096	1,046
	San Diego Gas & Electric Co.	5.400%	4/15/35	2,209	2,215
	San Diego Gas & Electric Co.	6.000%	6/1/39	2,470	2,544
	San Diego Gas & Electric Co.	4.500%	8/15/40	3,761	3,277
	San Diego Gas & Electric Co.	4.150%	5/15/48	4,233	3,198
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	2,059	1,532
[1]	San Diego Gas & Electric Co.	2.950%	8/15/51	5,637	3,435
	San Diego Gas & Electric Co.	3.700%	3/15/52	2,994	2,079
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,865	1,690
	San Diego Gas & Electric Co.	5.550%	4/15/54	4,818	4,479
	Sempra	3.800%	2/1/38	6,976	5,643
	Sempra	6.000%	10/15/39	1,122	1,115
	Sempra	4.000%	2/1/48	4,359	3,143
[1]	Southern California Edison Co.	5.750%	4/1/35	1,163	1,176
[1]	Southern California Edison Co.	5.350%	7/15/35	2,022	1,938
	Southern California Edison Co.	5.625%	2/1/36	940	910
[1]	Southern California Edison Co.	5.950%	2/1/38	1,946	1,905
	Southern California Edison Co.	4.500%	9/1/40	1,970	1,601
	Southern California Edison Co.	4.050%	3/15/42	4,072	3,005
	Southern California Edison Co.	4.650%	10/1/43	8,081	6,405
[1]	Southern California Edison Co.	3.600%	2/1/45	2,315	1,552
	Southern California Edison Co.	4.000%	4/1/47	15,025	10,540
[1]	Southern California Edison Co.	4.125%	3/1/48	10,206	7,215
[1]	Southern California Edison Co.	4.875%	3/1/49	4,273	3,349
	Southern California Edison Co.	3.650%	2/1/50	5,000	3,242
[1]	Southern California Edison Co.	2.950%	2/1/51	3,268	1,844
	Southern California Edison Co.	3.450%	2/1/52	3,523	2,159
	Southern California Edison Co.	5.700%	3/1/53	1,313	1,147
	Southern California Edison Co.	5.875%	12/1/53	4,867	4,339
	Southern California Edison Co.	5.900%	3/1/55	7,990	7,173
	Southern California Gas Co.	5.450%	6/15/35	1,425	1,427
	Southern California Gas Co.	5.125%	11/15/40	2,385	2,226
[1]	Southern California Gas Co.	4.125%	6/1/48	6,329	4,768
[1]	Southern California Gas Co.	3.950%	2/15/50	2,113	1,536
	Southern California Gas Co.	6.350%	11/15/52	1,758	1,813
	Southern California Gas Co.	5.750%	6/1/53	2,115	2,015
	Southern California Gas Co.	5.600%	4/1/54	3,134	2,945
	Southern California Gas Co.	6.000%	6/15/55	3,000	2,966
	Southern Co.	4.250%	7/1/36	6,992	6,301
	Southern Co.	4.400%	7/1/46	13,015	10,510
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,951	1,939
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,975	3,699
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	3,307	2,609
	Southern Power Co.	5.250%	7/15/43	976	887
	Southwest Gas Corp.	3.800%	9/29/46	1,388	992
	Southwest Gas Corp.	4.150%	6/1/49	1,988	1,475
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	2,035	1,489
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	1,872	1,316
	Southwestern Electric Power Co.	3.250%	11/1/51	9,050	5,606
	Southwestern Public Service Co.	3.400%	8/15/46	1,982	1,337
[1]	Southwestern Public Service Co.	4.400%	11/15/48	2,154	1,678
	Southwestern Public Service Co.	3.750%	6/15/49	1,052	740
	Southwestern Public Service Co.	6.000%	6/1/54	3,530	3,460
	Spire Missouri Inc.	3.300%	6/1/51	2,151	1,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa Electric Co.	4.100%	6/15/42	2,038	1,658
	Tampa Electric Co.	4.450%	6/15/49	7,131	5,708
	Tampa Electric Co.	3.625%	6/15/50	2,239	1,552
	Tampa Electric Co.	5.000%	7/15/52	2,230	1,929
	Toledo Edison Co.	6.150%	5/15/37	2,029	2,160
	Tucson Electric Power Co.	4.850%	12/1/48	703	597
	Tucson Electric Power Co.	4.000%	6/15/50	2,802	2,050
	Tucson Electric Power Co.	5.500%	4/15/53	2,785	2,574
	Tucson Electric Power Co.	5.900%	4/15/55	3,594	3,515
	Union Electric Co.	5.300%	8/1/37	2,188	2,171
	Union Electric Co.	3.650%	4/15/45	890	657
	Union Electric Co.	4.000%	4/1/48	1,311	992
	Union Electric Co.	3.250%	10/1/49	4,740	3,151
	Union Electric Co.	2.625%	3/15/51	6,215	3,584
	Union Electric Co.	3.900%	4/1/52	4,314	3,181
	Union Electric Co.	5.450%	3/15/53	7,012	6,546
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	1,762	1,828
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	2,921	3,013
	Virginia Electric & Power Co.	6.350%	11/30/37	5,595	5,920
	Virginia Electric & Power Co.	8.875%	11/15/38	5,689	7,367
	Virginia Electric & Power Co.	4.000%	1/15/43	5,881	4,607
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	4,196	3,596
	Virginia Electric & Power Co.	4.450%	2/15/44	5,938	4,931
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	5,872	4,428
[1]	Virginia Electric & Power Co.	3.800%	9/15/47	2,036	1,481
	Virginia Electric & Power Co.	3.300%	12/1/49	4,359	2,829
	Virginia Electric & Power Co.	2.450%	12/15/50	6,598	3,584
	Virginia Electric & Power Co.	2.950%	11/15/51	8,199	4,960
[1]	Virginia Electric & Power Co.	4.625%	5/15/52	8,049	6,548
	Virginia Electric & Power Co.	5.450%	4/1/53	4,740	4,372
	Virginia Electric & Power Co.	5.350%	1/15/54	63	57
	Virginia Electric & Power Co.	5.650%	3/15/55	1,065	1,011
	Wisconsin Electric Power Co.	5.700%	12/1/36	2,111	2,192
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,681	1,342
	Wisconsin Electric Power Co.	5.050%	10/1/54	2,135	1,867
	Wisconsin Power & Light Co.	6.375%	8/15/37	1,449	1,540
	Wisconsin Public Service Corp.	3.671%	12/1/42	1,856	1,408
	Wisconsin Public Service Corp.	4.752%	11/1/44	3,020	2,620
	Wisconsin Public Service Corp.	3.300%	9/1/49	2,272	1,502
	Xcel Energy Inc.	6.500%	7/1/36	1,569	1,647
	Xcel Energy Inc.	3.500%	12/1/49	4,525	3,003
					1,481,241
Total Corporate Bonds (Cost $12,134,613)					10,865,652
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[5]	Vanguard Market Liquidity Fund (Cost $16,303)	4.342%		163,059	16,304
Total Investments (98.5%) (Cost $12,167,345)					10,898,452
Other Assets and Liabilities—Net (1.5%)					164,407
Net Assets (100%)					11,062,859
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $102,304, representing 0.9% of net assets.
4	Securities with a value of $4,865 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2025	284	31,963	129

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2025	(383)	(44,452)	(768)
				(639)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,496	—	16,496
Corporate Bonds	—	10,865,652	—	10,865,652
Temporary Cash Investments	16,304	—	—	16,304
Total	16,304	10,882,148	—	10,898,452

Derivative Financial Instruments
Assets
Futures Contracts[1]	129	—	—	129
Liabilities
Futures Contracts[1]	(768)	—	—	(768)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.